N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Apr. 13, 2026
Amendment Flag	false
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
C000043523 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There Ongoing Fees and Expenses?

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract [1]	0.95%	3.05%
	Investment Options (Portfolio Fees and Expenses)	0.94%	1.18%
	Optional Benefits For An Additional Charge [2]	0.50%	0.60%

	1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $1,699	Highest Annual Cost $3,923

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.
RISKS

Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•The Sub-Account investing in the AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) is closed to new investors.
•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges [Text Block]
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There Ongoing Fees and Expenses?

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract [1]	0.95%	3.05%
	Investment Options (Portfolio Fees and Expenses)	0.94%	1.18%
	Optional Benefits For An Additional Charge [2]	0.50%	0.60%

	1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $1,699	Highest Annual Cost $3,923

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.
RISKS

Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•The Sub-Account investing in the AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) is closed to new investors.
•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.05%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.94%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.18%
Optional Benefits Minimum [Percent]	0.50%
Optional Benefits Maximum [Percent]	0.60%
Base Contract (N-4) Footnotes [Text Block]	1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Optional Benefits Footnotes [Text Block]	2 The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There Ongoing Fees and Expenses?

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract [1]	0.95%	3.05%
	Investment Options (Portfolio Fees and Expenses)	0.94%	1.18%
	Optional Benefits For An Additional Charge [2]	0.50%	0.60%

	1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $1,699	Highest Annual Cost $3,923

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.
RISKS

Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•The Sub-Account investing in the AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) is closed to new investors.
•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,699
Highest Annual Cost [Dollars]	$ 3,923
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Risks [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?
Charges may be applied to a transaction if state or local premium taxes are assessed. Charges may be applied to transfers (if more than 12 in a Contract year).

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There Ongoing Fees and Expenses?

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract [1]	0.95%	3.05%
	Investment Options (Portfolio Fees and Expenses)	0.94%	1.18%
	Optional Benefits For An Additional Charge [2]	0.50%	0.60%

	1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	2 The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost $1,699	Highest Annual Cost $3,923

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.
RISKS

Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•The Sub-Account investing in the AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) is closed to new investors.
•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES
What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Investment Restrictions [Text Block]
•During the Contract Accumulation Phase, you may make up to 12 transfers each Contract year without charge. If you make more than 12 transfers in one Contract year, you may be charged up to $30 for each additional transfer.

•The Sub-Account investing in the AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) is closed to new investors.
•We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Key Information, Benefit Restrictions [Text Block]
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Tax Implications [Text Block]
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Investment Professional Compensation [Text Block]
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.

For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?” later in this prospectus.

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A [2]	3.5%
1Currently, we do not impose a transfer fee. As shown in the table, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES

	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$150	$0	$150
Base Contract Expenses [1,2]	0.95%	3.05%	0.95%	3.05%
Optional Benefit Expenses [1,3]	-	-	0.50%	0.60%
1Percentages noted above are percentages of daily net assets of the Contract Value.
2Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
3The Optional Benefit is the Optional Spousal Benefit.

The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.94%	1.18%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you annuitize at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you do not surrender your Contract:	$5,101	$15,287	$25,454	$50,783

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee [1]	$0	$30
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A [2]	3.5%
1Currently, we do not impose a transfer fee. As shown in the table, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
2Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?”
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Deferred Sales Load (of Other Amount), Current [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 30
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	Currently, we do not impose a transfer fee. As shown in the table, we may begin to charge a transfer fee up to a maximum of $30 for each transfer after 12 in a Contract year.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Current taxes in a given state can range from 0% to 3.5%, depending on your state of jurisdiction. For additional information see “Taxes Attributable to Premium” in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity I?”
Annual Contract Expenses [Table Text Block]

ANNUAL CONTRACT EXPENSES

	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$150	$0	$150
Base Contract Expenses [1,2]	0.95%	3.05%	0.95%	3.05%
Optional Benefit Expenses [1,3]	-	-	0.50%	0.60%
1Percentages noted above are percentages of daily net assets of the Contract Value.
2Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
3The Optional Benefit is the Optional Spousal Benefit.

Base Contract Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value. Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Optional Benefit Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value. The Optional Benefit is the Optional Spousal Benefit.Percentage of daily net assets of the Contract Value.The Optional Benefit is the Optional Spousal Benefit.
Annual Portfolio Company Expenses [Table Text Block]

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.94%	1.18%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.94%
Portfolio Company Expenses Maximum [Percent]	1.18%
Surrender Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you annuitize at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you do not surrender your Contract:	$5,101	$15,287	$25,454	$50,783

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,101
Surrender Expense, 3 Years, Maximum [Dollars]	15,287
Surrender Expense, 5 Years, Maximum [Dollars]	25,454
Surrender Expense, 10 Years, Maximum [Dollars]	$ 50,783
Annuitize Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you annuitize at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you do not surrender your Contract:	$5,101	$15,287	$25,454	$50,783

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,101
Annuitized Expense, 3 Years, Maximum [Dollars]	15,287
Annuitized Expense, 5 Years, Maximum [Dollars]	25,454
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 50,783
No Surrender Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you annuitize at the end of the applicable time period:	$5,101	$15,287	$25,454	$50,783
If you do not surrender your Contract:	$5,101	$15,287	$25,454	$50,783

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,101
No Surrender Expense, 3 Years, Maximum [Dollars]	15,287
No Surrender Expense, 5 Years, Minimum [Dollars]	25,454
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 50,783
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. While unlikely, it is possible to lose your entire investment in the Sub-account. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision. Further, we reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Select Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95% [1]	1.45% [1]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Optional Benefit [2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50% [1]	0.60% [1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
1Percentage of daily net assets of the Contract Value.
2The Optional Benefit is the Optional Spousal Benefit.
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE INCOMEFLEX SELECT SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Select Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional IncomeFlex Select Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
INCOMEFLEX SELECT BENEFIT
The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Protected Income Base”). You are allowed to take a withdrawal equal to a percentage of the Protected Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide the same annual withdrawal amount until the last to die of you and your spouse. The Protected Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Select Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The IncomeFlex Select Spousal Benefit is optional. You may elect this benefit when you lock in your Annual Guaranteed Withdrawal Amount. There is an additional daily charge for this benefit, which applies only after the Lock-In Date. Once elected, the Spousal Benefit may not be revoked, and the additional daily charge will continue until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
The IncomeFlex Select Benefit is subject to certain restrictions described below.
TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES
This Contract is sold exclusively as a rollover option to Participants who have a IncomeFlex Select Benefit in connection with a Retirement Plan. This Contract is designed to accept the transfer of certain Retirement Plan IncomeFlex Select Benefit guaranteed values in connection with a direct rollover of assets to an IRA. In connection with the rollover transaction, each guaranteed value described below will begin with a value equal to the corresponding Retirement Plan guaranteed value, assuming a transfer of all Retirement Plan account assets invested in Eligible Investments. If less than 100% of assets invested in Eligible Investments are rolled over to the Contract, then the initial guaranteed values described below will be reduced proportionately.
If you have more than one Retirement Plan IncomeFlex Select Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits under this Annuity.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Roll-Up and Highest Birthday Values will be used to determine your initial Roll-Up Value, Highest Birthday Value, and Protected Income Base under this Contract. You also can choose whether to elect the IncomeFlex Select Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Roll-Up Value, Highest Birthday Value or Protected Income Base under this Contract. If you elected the Retirement Plan IncomeFlex Select Spousal Benefit, then you will automatically receive and be charged for the IncomeFlex Select Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
This section continues with a description of the basic elements of the IncomeFlex Select Benefit, including the Protected Income Base, Roll-Up Value, Highest Birthday Value and Annual Guaranteed Withdrawal Amount. Then this section describes and provides examples of how these elements apply in situations where you locked in your IncomeFlex Select Benefit in your Retirement Plan before purchasing this Contract. Next, this section explains how the elements apply when you lock in the benefit after purchasing this Contract. Finally, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Select Benefit.
PROTECTED INCOME BASE
The Protected Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Protected Income Base has no cash value. You cannot withdraw your Protected Income Base from the Contract. You may only withdraw your Contract Value.
Your Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; or (C) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). In no event shall the Protected Income Base exceed $5,000,000. We reserve the right to increase this maximum.
ROLL-UP VALUE
The initial Roll-Up Value is determined by your Retirement Plan Roll-Up Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Roll-Up Value equals the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Roll-Up Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Roll-Up Value will be 60% of the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. Your initial Roll-Up Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Roll-Up Value may be lower than your initial Contract Value.
Unless limited by state law, the Roll-Up Value will then equal the initial Roll-Up Value growing 5% per year, plus the amount of any subsequent Purchase Payments growing at 5% per year from the application of the Purchase Payment to your Contract, until the earlier of the date the Retirement Plan Participant (the “Participant”) attains (or would have attained) age 70 or the Lock-In Date. The Roll-Up Value is also increased by the amount of Purchase Payments made after the Participant attains (or would have attained) age 70 and before the Lock-In Date.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Withdrawals prior to the Lock-In Date reduce your Roll-Up Value proportionately. Each withdrawal reduces the Roll-Up Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example –  Proportional Reduction of Roll-Up Value

■ Contract Value:	$100,000
■ Withdrawal:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Roll-Up Value:	$120,000
■ Roll-Up Value reduced by 10% , or	$12,000
■ Adjusted Roll-Up Value:	$108,000
HIGHEST BIRTHDAY VALUE
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Highest Birthday Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Highest Birthday Value will be 60% of the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value.
The Highest Birthday Value will then equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the earlier of the date the Participant attains (or would have attained) age 70 or the Lock-In Date. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example – Proportional Reduction of Highest Birthday Value

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Highest Birthday Value:	$120,000
■ Highest Birthday Value reduced by 10%, or	$12,000
■ Adjusted Highest Birthday Value:	$108,000
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $250,000. We reserve the right to increase this maximum.
You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $800. Therefore, your Protected Income Base must equal $16,000 or more to lock in guaranteed withdrawals ($20,000 or more if your Guaranteed Withdrawal Percentage is 4%). Before purchasing the Contract, you should consider the description of Protected Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Select Benefit is subject to certain conditions, and thus is not guaranteed.
LOCK-IN DATE ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was elected before purchasing this contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If you purchase this Contract with 100% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If you purchase this Contract with less than 100% of the assets invested in the Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount will be 60% of the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (adjusted in the manner described above if this Contract is purchased with less than 100% of assets invested in Eligible Investments).
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. When we accepted additional Purchase Payments, you could have increased your Annual Guaranteed Withdrawal Amount by making additional Purchase Payments (subsequent to the initial Purchase Payment). The amount of the increase would have been equal to the Guaranteed Withdrawal Percentage established on your Lock-In Date applied to any additional Purchase Payments. We would have added the increase to your Annual Guaranteed Withdrawal Amount on the day you made the Purchase Payment, subject to the following:
•During the initial Withdrawal Period when the Contract is issued, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday would have been prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the initial Withdrawal Period would have been reduced proportionately for the partial year remaining after the Purchase Payment was made. This adjustment in the initial Withdrawal Period would not have reduced the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment was made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount, (an “Excess Withdrawal”), then the increase would not have applied until the next Withdrawal Period. In other words, once an Excess Withdrawal occurred in a Withdrawal Period, all additional withdrawals in that Withdrawal Period would have been Excess Withdrawals, even if additional Purchase Payments were made. For information about Excess Withdrawals, see “Withdrawals Under The IncomeFlex Select Benefit” later in this section.
Your Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”).
LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was not elected before purchasing this contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined when you choose to lock in your guaranteed withdrawals (the “Lock-In Date”). You must attain age 55 to elect a Lock-In Date. If you have attained age 65, then your initial Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base (4% of the Protected Income Base if you have not attained age 65), as of the Business Day prior to your Lock-In Date. The Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; and (C) the Contract Value as of the Business Day prior to the Lock-In Date. If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. When we accepted additional Purchase Payments, you could have increased your Annual Guaranteed Withdrawal Amount by making subsequent Purchase Payments after your Lock-In Date. The increase would have been equal to the Guaranteed Withdrawal Percentage established on your Lock-in Date applied to any additional Purchase Payments. We would have added the increase to your Annual Guaranteed Withdrawal Amount on the day you made the Purchase Payment, subject to the following:
•During the Withdrawal Period you locked in guaranteed withdrawals, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday would have been prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you locked in guaranteed withdrawals would have been reduced proportionately for the partial year remaining after the Purchase Payment was made. This adjustment in the initial Withdrawal Period would not have reduced the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment was made after an Excess Withdrawal occurred in any Withdrawal Period, then the increase would not have applied until the next Withdrawal Period. In other words, once an Excess Withdrawal occurred in a Withdrawal Period, all additional withdrawals in that Withdrawal Period would have been Excess Withdrawals, even if additional Purchase Payments were made.
Your Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”). If you wish to elect the optional IncomeFlex Select Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), initial amount, and increases due to subsequent Purchase Payments (4% or 5%), will all be based on the age of the younger of you and your spouse.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 65+

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50, to $5,050.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Not Age 65

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.04 (or 4% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $40, to $4,040.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
INCOMEFLEX SELECT SPOUSAL BENEFIT
With the optional IncomeFlex Select Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage and your spouse’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base if the younger spouse has attained age 65, or 4% of the Protected Income Base if the younger spouse is under age 65.

There is an additional charge for the Spousal Benefit. This additional charge begins on the Lock-In Date and continues until the last to die of you and your spouse.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of this Contract and the IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable and once elected the additional charge will continue to apply until your Contract ends.
After your death, the IncomeFlex Select Spousal Benefit will continue to be paid until the death of your surviving spouse. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. Prior to that date, you (during your lifetime) and your surviving spouse (after your death) were able to make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse would have increased the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Not Age 65

Participant age:	66
Spouse age:	64
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.04 (or 4% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $40, to $4,040.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
INCOMEFLEX SELECT SPOUSAL BENEFIT – PARTICIPANT DEATH PRIOR TO LOCK-IN DATE (SPOUSAL STEP-IN BENEFIT)
If a Participant purchases this Contract and dies before the Lock-In Date, then his or her surviving spouse may continue this Contract and the IncomeFlex Select Benefit to the extent permitted by the Code and subject to the conditions listed below.
If, prior to purchasing this Contract, a Participant died after signing up for the Retirement Plan IncomeFlex Select Benefit and before the Retirement Plan Lock-In Date, then his or her surviving spouse may have continued the IncomeFlex Select Benefit to the extent permitted by the Retirement Plan and the Code. The surviving spouse may roll over assets invested in Eligible Investments to this Contract to the same extent as the Participant, and will receive the same transfer of IncomeFlex guarantees that would have been available to the Participant, including the adjusted Highest Birthday and Roll-Up Values, subject to the conditions listed below.
Continuation of the IncomeFlex Select Benefit under this Contract is subject to the following conditions:
•The Participant’s Birthday will be used to determine:
•the Roll-Up and Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of the surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
•The charge for the base IncomeFlex Select Benefit will apply until the Lock-In Date. After the Lock-In Date, the additional charge for the Spousal Benefit will apply until the Contract ends.
•If the surviving spouse remarries, he or she may not extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
WITHDRAWALS UNDER THE INCOMEFLEX SELECT BENEFIT
The IncomeFlex Select Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Select Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Annual Guaranteed Withdrawal Amount in subsequent years will be reduced proportionately (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Examples –  Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Withdrawal Period:	May 6, 2024 through May 3, 2025
Annual Guaranteed Withdrawal Amount:	$10,000
Contract Value on June 10, 2024 (date of first withdrawal)	$160,000
Contract Value on July 11, 2024 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $1,000 – $1,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Contract Value immediately prior to Excess Withdrawal = $150,000 (July 11 Contract Value) – $1,000 (guaranteed portion of July 11 withdrawal) = $149,000
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each the “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each the “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the actuarial value of our guarantees under the IncomeFlex Select Benefit on the RMD Calculation Date.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year, that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example – Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000 (for calendar year 2024)
RMD Value	$4,000 (for calendar year 2024)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
STEP-UP –  INCREASE OF ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount may increase if, due to positive market performance, your Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount.
The Step-Up Value is determined annually and equals 5% of your Contract Value on the last Business Day immediately before the Participant’s Birthday (4% of Contract Value if you did not attain age 65 on your Lock-In Date, or, if you elected the Spousal Benefit, either you and your spouse did not attain age 65 on your Lock-In Date). If the Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount, then you are eligible to increase your Annual Guaranteed Withdrawal Amount to equal the Step-Up Value.
With each Step-Up, we increase the Annual Guaranteed Withdrawal Amount to be equal to the Step-Up Value. Any increase will be added to your Annual Guaranteed Withdrawal Amount on the day the Step-Up is effective.
The Step-Up will occur automatically unless the charge for the IncomeFlex Select Benefit has increased.
If we have increased the charges for the IncomeFlex Select Benefit, then you must choose whether or not to accept the Step-Up. If you do, then the current higher charges will apply to your entire Contract Value following a Step-Up.
If accepting the Step-Up will increase your IncomeFlex charges, then we will provide you with 90 days notice that you are eligible for the Step-Up and that the Step-Up will increase your charges. Unless you notify us in writing by the end of the 90 day period that you reject the Step-Up, the Step-Up and resulting increase in charges will be considered accepted. Any such increase in IncomeFlex charges would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject a Step-Up, your rejection will be effective for that year only. You will be eligible for future Step-Ups beginning with the last Business Day immediately before your next Birthday.
Example – Step-Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
BENEFITS UNDER THE INCOMEFLEX SELECT BENEFIT
•If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in monthly withdrawal payments, unless you request another payment frequency.
•Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. Prior to that date, when the Contract Value equaled zero, we no longer accepted additional Purchase Payments under the Contract.
MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Select Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Select Benefit under this Annuity, as described below. If the IncomeFlex Select Benefits under your Retirement Plans have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Select Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA funded by this Annuity. If you have two or more Retirement Plan IncomeFlex Select Benefits, and your Statuses and election differ, you will not be able to combine those Contract Values under this Annuity.
The example below describes how guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Your Withdrawal Percentage at Lock-In will be based on the younger of you or your spouse if the Spousal Benefit is elected. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA funded by this Annuity.

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65+	5.00%
If you are a resident of New York (as determined on the date you purchased the IFX Select IRA product) and you purchased the IFX Select IRA product on or after January 1, 2024, then the following Guaranteed Withdrawal Percentage schedule applies to you:

Age at Lock-In
(using age of younger spouse)                         Withdrawal Percentage
55-64                                             4.00%
65-69                                             5.00%
70-74                                            5.35%
75-79                                             5.80%
80-84                                             6.35%
85-89                                            7.00%
90-94                                            7.85%
95+                                            8.95%
Example 1 – Transferring Multiple Retirement Plan Benefits

Rolling Over and Combining Retirement Plan IncomeFlex Select Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary under both. If the spouse identified as the spousal Beneficiary under both Retirement Plan Spousal Benefits had not been the same, the guarantees would not roll over and combine under this Annuity.
OTHER IMPORTANT CONSIDERATIONS
•Withdrawals made while the IncomeFlex Select Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Select Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Protected Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Select Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Select Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Select Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF THE INCOMEFLEX SELECT BENEFIT AND WAITING PERIOD
You may terminate the IncomeFlex Select Benefit by surrendering your Contract. If you terminate the IncomeFlex Select Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The IncomeFlex Select Benefit terminates:
•upon your surrender of the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a IncomeFlex Select Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the IncomeFlex Select Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Select Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may stop offering the IncomeFlex Select Benefit by refusing new Purchase Payments, or we may increase related charges for new Purchase Payments and Step-Up transactions at any time in the future. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Currently, if you terminate the IncomeFlex Select Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95% [1]	1.45% [1]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Optional Benefit [2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50% [1]	0.60% [1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
1Percentage of daily net assets of the Contract Value.
2The Optional Benefit is the Optional Spousal Benefit.

Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value. The Optional Benefit is the Optional Spousal Benefit.Percentage of daily net assets of the Contract Value.The Optional Benefit is the Optional Spousal Benefit.
Benefits Description [Table Text Block]
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE INCOMEFLEX SELECT SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Select Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional IncomeFlex Select Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
INCOMEFLEX SELECT BENEFIT
The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Protected Income Base”). You are allowed to take a withdrawal equal to a percentage of the Protected Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide the same annual withdrawal amount until the last to die of you and your spouse. The Protected Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Select Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The IncomeFlex Select Spousal Benefit is optional. You may elect this benefit when you lock in your Annual Guaranteed Withdrawal Amount. There is an additional daily charge for this benefit, which applies only after the Lock-In Date. Once elected, the Spousal Benefit may not be revoked, and the additional daily charge will continue until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
The IncomeFlex Select Benefit is subject to certain restrictions described below.
TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES
This Contract is sold exclusively as a rollover option to Participants who have a IncomeFlex Select Benefit in connection with a Retirement Plan. This Contract is designed to accept the transfer of certain Retirement Plan IncomeFlex Select Benefit guaranteed values in connection with a direct rollover of assets to an IRA. In connection with the rollover transaction, each guaranteed value described below will begin with a value equal to the corresponding Retirement Plan guaranteed value, assuming a transfer of all Retirement Plan account assets invested in Eligible Investments. If less than 100% of assets invested in Eligible Investments are rolled over to the Contract, then the initial guaranteed values described below will be reduced proportionately.
If you have more than one Retirement Plan IncomeFlex Select Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits under this Annuity.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Roll-Up and Highest Birthday Values will be used to determine your initial Roll-Up Value, Highest Birthday Value, and Protected Income Base under this Contract. You also can choose whether to elect the IncomeFlex Select Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Roll-Up Value, Highest Birthday Value or Protected Income Base under this Contract. If you elected the Retirement Plan IncomeFlex Select Spousal Benefit, then you will automatically receive and be charged for the IncomeFlex Select Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
This section continues with a description of the basic elements of the IncomeFlex Select Benefit, including the Protected Income Base, Roll-Up Value, Highest Birthday Value and Annual Guaranteed Withdrawal Amount. Then this section describes and provides examples of how these elements apply in situations where you locked in your IncomeFlex Select Benefit in your Retirement Plan before purchasing this Contract. Next, this section explains how the elements apply when you lock in the benefit after purchasing this Contract. Finally, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Select Benefit.
PROTECTED INCOME BASE
The Protected Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Protected Income Base has no cash value. You cannot withdraw your Protected Income Base from the Contract. You may only withdraw your Contract Value.
Your Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; or (C) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). In no event shall the Protected Income Base exceed $5,000,000. We reserve the right to increase this maximum.
ROLL-UP VALUE
The initial Roll-Up Value is determined by your Retirement Plan Roll-Up Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Roll-Up Value equals the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Roll-Up Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Roll-Up Value will be 60% of the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. Your initial Roll-Up Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Roll-Up Value may be lower than your initial Contract Value.
Unless limited by state law, the Roll-Up Value will then equal the initial Roll-Up Value growing 5% per year, plus the amount of any subsequent Purchase Payments growing at 5% per year from the application of the Purchase Payment to your Contract, until the earlier of the date the Retirement Plan Participant (the “Participant”) attains (or would have attained) age 70 or the Lock-In Date. The Roll-Up Value is also increased by the amount of Purchase Payments made after the Participant attains (or would have attained) age 70 and before the Lock-In Date.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Withdrawals prior to the Lock-In Date reduce your Roll-Up Value proportionately. Each withdrawal reduces the Roll-Up Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example –  Proportional Reduction of Roll-Up Value

■ Contract Value:	$100,000
■ Withdrawal:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Roll-Up Value:	$120,000
■ Roll-Up Value reduced by 10% , or	$12,000
■ Adjusted Roll-Up Value:	$108,000
HIGHEST BIRTHDAY VALUE
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Highest Birthday Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Highest Birthday Value will be 60% of the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value.
The Highest Birthday Value will then equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the earlier of the date the Participant attains (or would have attained) age 70 or the Lock-In Date. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example – Proportional Reduction of Highest Birthday Value

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Highest Birthday Value:	$120,000
■ Highest Birthday Value reduced by 10%, or	$12,000
■ Adjusted Highest Birthday Value:	$108,000
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $250,000. We reserve the right to increase this maximum.
You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $800. Therefore, your Protected Income Base must equal $16,000 or more to lock in guaranteed withdrawals ($20,000 or more if your Guaranteed Withdrawal Percentage is 4%). Before purchasing the Contract, you should consider the description of Protected Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Select Benefit is subject to certain conditions, and thus is not guaranteed.
LOCK-IN DATE ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was elected before purchasing this contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If you purchase this Contract with 100% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If you purchase this Contract with less than 100% of the assets invested in the Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount will be 60% of the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (adjusted in the manner described above if this Contract is purchased with less than 100% of assets invested in Eligible Investments).
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. When we accepted additional Purchase Payments, you could have increased your Annual Guaranteed Withdrawal Amount by making additional Purchase Payments (subsequent to the initial Purchase Payment). The amount of the increase would have been equal to the Guaranteed Withdrawal Percentage established on your Lock-In Date applied to any additional Purchase Payments. We would have added the increase to your Annual Guaranteed Withdrawal Amount on the day you made the Purchase Payment, subject to the following:
•During the initial Withdrawal Period when the Contract is issued, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday would have been prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the initial Withdrawal Period would have been reduced proportionately for the partial year remaining after the Purchase Payment was made. This adjustment in the initial Withdrawal Period would not have reduced the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment was made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount, (an “Excess Withdrawal”), then the increase would not have applied until the next Withdrawal Period. In other words, once an Excess Withdrawal occurred in a Withdrawal Period, all additional withdrawals in that Withdrawal Period would have been Excess Withdrawals, even if additional Purchase Payments were made. For information about Excess Withdrawals, see “Withdrawals Under The IncomeFlex Select Benefit” later in this section.
Your Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”).
LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was not elected before purchasing this contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined when you choose to lock in your guaranteed withdrawals (the “Lock-In Date”). You must attain age 55 to elect a Lock-In Date. If you have attained age 65, then your initial Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base (4% of the Protected Income Base if you have not attained age 65), as of the Business Day prior to your Lock-In Date. The Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; and (C) the Contract Value as of the Business Day prior to the Lock-In Date. If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. When we accepted additional Purchase Payments, you could have increased your Annual Guaranteed Withdrawal Amount by making subsequent Purchase Payments after your Lock-In Date. The increase would have been equal to the Guaranteed Withdrawal Percentage established on your Lock-in Date applied to any additional Purchase Payments. We would have added the increase to your Annual Guaranteed Withdrawal Amount on the day you made the Purchase Payment, subject to the following:
•During the Withdrawal Period you locked in guaranteed withdrawals, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday would have been prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you locked in guaranteed withdrawals would have been reduced proportionately for the partial year remaining after the Purchase Payment was made. This adjustment in the initial Withdrawal Period would not have reduced the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment was made after an Excess Withdrawal occurred in any Withdrawal Period, then the increase would not have applied until the next Withdrawal Period. In other words, once an Excess Withdrawal occurred in a Withdrawal Period, all additional withdrawals in that Withdrawal Period would have been Excess Withdrawals, even if additional Purchase Payments were made.
Your Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”). If you wish to elect the optional IncomeFlex Select Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), initial amount, and increases due to subsequent Purchase Payments (4% or 5%), will all be based on the age of the younger of you and your spouse.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 65+

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50, to $5,050.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Not Age 65

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.04 (or 4% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $40, to $4,040.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
INCOMEFLEX SELECT SPOUSAL BENEFIT
With the optional IncomeFlex Select Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage and your spouse’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base if the younger spouse has attained age 65, or 4% of the Protected Income Base if the younger spouse is under age 65.

There is an additional charge for the Spousal Benefit. This additional charge begins on the Lock-In Date and continues until the last to die of you and your spouse.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of this Contract and the IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable and once elected the additional charge will continue to apply until your Contract ends.
After your death, the IncomeFlex Select Spousal Benefit will continue to be paid until the death of your surviving spouse. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. Prior to that date, you (during your lifetime) and your surviving spouse (after your death) were able to make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse would have increased the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment.
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Not Age 65

Participant age:	66
Spouse age:	64
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.04 (or 4% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $40, to $4,040.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
INCOMEFLEX SELECT SPOUSAL BENEFIT – PARTICIPANT DEATH PRIOR TO LOCK-IN DATE (SPOUSAL STEP-IN BENEFIT)
If a Participant purchases this Contract and dies before the Lock-In Date, then his or her surviving spouse may continue this Contract and the IncomeFlex Select Benefit to the extent permitted by the Code and subject to the conditions listed below.
If, prior to purchasing this Contract, a Participant died after signing up for the Retirement Plan IncomeFlex Select Benefit and before the Retirement Plan Lock-In Date, then his or her surviving spouse may have continued the IncomeFlex Select Benefit to the extent permitted by the Retirement Plan and the Code. The surviving spouse may roll over assets invested in Eligible Investments to this Contract to the same extent as the Participant, and will receive the same transfer of IncomeFlex guarantees that would have been available to the Participant, including the adjusted Highest Birthday and Roll-Up Values, subject to the conditions listed below.
Continuation of the IncomeFlex Select Benefit under this Contract is subject to the following conditions:
•The Participant’s Birthday will be used to determine:
•the Roll-Up and Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of the surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
•The charge for the base IncomeFlex Select Benefit will apply until the Lock-In Date. After the Lock-In Date, the additional charge for the Spousal Benefit will apply until the Contract ends.
•If the surviving spouse remarries, he or she may not extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
WITHDRAWALS UNDER THE INCOMEFLEX SELECT BENEFIT
The IncomeFlex Select Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Select Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Annual Guaranteed Withdrawal Amount in subsequent years will be reduced proportionately (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Examples –  Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Withdrawal Period:	May 6, 2024 through May 3, 2025
Annual Guaranteed Withdrawal Amount:	$10,000
Contract Value on June 10, 2024 (date of first withdrawal)	$160,000
Contract Value on July 11, 2024 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $1,000 – $1,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Contract Value immediately prior to Excess Withdrawal = $150,000 (July 11 Contract Value) – $1,000 (guaranteed portion of July 11 withdrawal) = $149,000
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each the “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each the “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the actuarial value of our guarantees under the IncomeFlex Select Benefit on the RMD Calculation Date.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year, that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example – Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000 (for calendar year 2024)
RMD Value	$4,000 (for calendar year 2024)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
STEP-UP –  INCREASE OF ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount may increase if, due to positive market performance, your Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount.
The Step-Up Value is determined annually and equals 5% of your Contract Value on the last Business Day immediately before the Participant’s Birthday (4% of Contract Value if you did not attain age 65 on your Lock-In Date, or, if you elected the Spousal Benefit, either you and your spouse did not attain age 65 on your Lock-In Date). If the Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount, then you are eligible to increase your Annual Guaranteed Withdrawal Amount to equal the Step-Up Value.
With each Step-Up, we increase the Annual Guaranteed Withdrawal Amount to be equal to the Step-Up Value. Any increase will be added to your Annual Guaranteed Withdrawal Amount on the day the Step-Up is effective.
The Step-Up will occur automatically unless the charge for the IncomeFlex Select Benefit has increased.
If we have increased the charges for the IncomeFlex Select Benefit, then you must choose whether or not to accept the Step-Up. If you do, then the current higher charges will apply to your entire Contract Value following a Step-Up.
If accepting the Step-Up will increase your IncomeFlex charges, then we will provide you with 90 days notice that you are eligible for the Step-Up and that the Step-Up will increase your charges. Unless you notify us in writing by the end of the 90 day period that you reject the Step-Up, the Step-Up and resulting increase in charges will be considered accepted. Any such increase in IncomeFlex charges would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject a Step-Up, your rejection will be effective for that year only. You will be eligible for future Step-Ups beginning with the last Business Day immediately before your next Birthday.
Example – Step-Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
BENEFITS UNDER THE INCOMEFLEX SELECT BENEFIT
•If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in monthly withdrawal payments, unless you request another payment frequency.
•Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. Prior to that date, when the Contract Value equaled zero, we no longer accepted additional Purchase Payments under the Contract.
MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Select Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Select Benefit under this Annuity, as described below. If the IncomeFlex Select Benefits under your Retirement Plans have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Select Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA funded by this Annuity. If you have two or more Retirement Plan IncomeFlex Select Benefits, and your Statuses and election differ, you will not be able to combine those Contract Values under this Annuity.
The example below describes how guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Your Withdrawal Percentage at Lock-In will be based on the younger of you or your spouse if the Spousal Benefit is elected. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA funded by this Annuity.

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65+	5.00%
If you are a resident of New York (as determined on the date you purchased the IFX Select IRA product) and you purchased the IFX Select IRA product on or after January 1, 2024, then the following Guaranteed Withdrawal Percentage schedule applies to you:

Age at Lock-In
(using age of younger spouse)                         Withdrawal Percentage
55-64                                             4.00%
65-69                                             5.00%
70-74                                            5.35%
75-79                                             5.80%
80-84                                             6.35%
85-89                                            7.00%
90-94                                            7.85%
95+                                            8.95%
Example 1 – Transferring Multiple Retirement Plan Benefits

Rolling Over and Combining Retirement Plan IncomeFlex Select Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary under both. If the spouse identified as the spousal Beneficiary under both Retirement Plan Spousal Benefits had not been the same, the guarantees would not roll over and combine under this Annuity.
OTHER IMPORTANT CONSIDERATIONS
•Withdrawals made while the IncomeFlex Select Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Select Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Protected Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Select Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Select Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Select Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF THE INCOMEFLEX SELECT BENEFIT AND WAITING PERIOD
You may terminate the IncomeFlex Select Benefit by surrendering your Contract. If you terminate the IncomeFlex Select Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The IncomeFlex Select Benefit terminates:
•upon your surrender of the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a IncomeFlex Select Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the IncomeFlex Select Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Select Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may stop offering the IncomeFlex Select Benefit by refusing new Purchase Payments, or we may increase related charges for new Purchase Payments and Step-Up transactions at any time in the future. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Currently, if you terminate the IncomeFlex Select Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 8515 East Orchard Road, Greenwood Village, CO 80111. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Aggressive Asset Allocation Portfolio* (Formerly AST Capital Growth Asset Allocation Portfolio)	0.86%	16.17%	8.81%	9.59%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates LLC;Putnam Investment Management,LLC;
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Balanced Asset Allocation Portfolio*	0.87%	14.35%	6.96%	8.05%
	Adviser: PGIM Investments LLC; AST Investment Services, Inc.
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates;Putnam Investment Management, LLC;
Asset Allocation Seeks long-term capital appreciation.	AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) (The Sub-Account investing in this portfolio is closed to new investors)	1.13%	13.55%	5.58%	5.73%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income**;PGIM Quantitative Solutions LLC;PGIM Real Estate***;Jennison Associates LLC;Putnam Investment Management, LLC;
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Preservation Asset Allocation Portfolio*	0.89%	11.33%	3.76%	5.45%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates LLC;Putnam Investment Management,LLC;
* This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
** PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
*** PGIM Real Estate is a business unit of PGIM, Inc.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 8515 East Orchard Road, Greenwood Village, CO 80111. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

PORTFOLIO TYPE/INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Aggressive Asset Allocation Portfolio* (Formerly AST Capital Growth Asset Allocation Portfolio)	0.86%	16.17%	8.81%	9.59%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates LLC;Putnam Investment Management,LLC;
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Balanced Asset Allocation Portfolio*	0.87%	14.35%	6.96%	8.05%
	Adviser: PGIM Investments LLC; AST Investment Services, Inc.
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates;Putnam Investment Management, LLC;
Asset Allocation Seeks long-term capital appreciation.	AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) (The Sub-Account investing in this portfolio is closed to new investors)	1.13%	13.55%	5.58%	5.73%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income**;PGIM Quantitative Solutions LLC;PGIM Real Estate***;Jennison Associates LLC;Putnam Investment Management, LLC;
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Preservation Asset Allocation Portfolio*	0.89%	11.33%	3.76%	5.45%
	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates LLC;Putnam Investment Management,LLC;
* This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
** PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
*** PGIM Real Estate is a business unit of PGIM, Inc.

C000043523 [Member] | C000018399 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Aggressive Asset Allocation Portfolio* (Formerly AST Capital Growth Asset Allocation Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates LLC;Putnam Investment Management,LLC;
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	9.59%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000043523 [Member] | C000018401 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio*
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000043523 [Member] | C000018400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	AST Multi-Asset Diversified Plus Portfolio* (Formerly AST Academic Strategies Asset Allocation Portfolio) (The Sub-Account investing in this portfolio is closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income**;PGIM Quantitative Solutions LLC;PGIM Real Estate***;Jennison Associates LLC;Putnam Investment Management, LLC;
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000043523 [Member] | C000018402 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio*
Portfolio Company Adviser [Text Block]	Adviser: AST Investment Services, Inc.;PGIM Investments LLC;
Portfolio Company Subadviser [Text Block]	Subadviser: J.P. Morgan Investment Management, Inc.;PGIM Fixed Income;PGIM Quantitative Solutions LLC;Jennison Associates LLC;Putnam Investment Management,LLC;
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000043523 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
PAYOUT OPTIONS
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE INCOMEFLEX SELECT SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.
For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Select Benefit.
BENEFICIARY
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional IncomeFlex Select Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Calculation Method of Benefit [Text Block]
CALCULATION OF THE DEATH BENEFIT
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.

C000043523 [Member] | Base IncomeFlex Select Benefit [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 150
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.05%
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
C000043523 [Member] | With Optional IncomeFlex Select Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 150
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	3.05%
Base Contract Expense (of Average Account Value), Current [Percent]	0.95%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
C000043523 [Member] | IncomeFlex Select Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]	If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.
Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Operation of Benefit [Text Block]
INCOMEFLEX SELECT BENEFIT
The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Protected Income Base”). You are allowed to take a withdrawal equal to a percentage of the Protected Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide the same annual withdrawal amount until the last to die of you and your spouse. The Protected Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Select Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
The IncomeFlex Select Spousal Benefit is optional. You may elect this benefit when you lock in your Annual Guaranteed Withdrawal Amount. There is an additional daily charge for this benefit, which applies only after the Lock-In Date. Once elected, the Spousal Benefit may not be revoked, and the additional daily charge will continue until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
The IncomeFlex Select Benefit is subject to certain restrictions described below.
TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES
This Contract is sold exclusively as a rollover option to Participants who have a IncomeFlex Select Benefit in connection with a Retirement Plan. This Contract is designed to accept the transfer of certain Retirement Plan IncomeFlex Select Benefit guaranteed values in connection with a direct rollover of assets to an IRA. In connection with the rollover transaction, each guaranteed value described below will begin with a value equal to the corresponding Retirement Plan guaranteed value, assuming a transfer of all Retirement Plan account assets invested in Eligible Investments. If less than 100% of assets invested in Eligible Investments are rolled over to the Contract, then the initial guaranteed values described below will be reduced proportionately.
If you have more than one Retirement Plan IncomeFlex Select Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits under this Annuity.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Roll-Up and Highest Birthday Values will be used to determine your initial Roll-Up Value, Highest Birthday Value, and Protected Income Base under this Contract. You also can choose whether to elect the IncomeFlex Select Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Roll-Up Value, Highest Birthday Value or Protected Income Base under this Contract. If you elected the Retirement Plan IncomeFlex Select Spousal Benefit, then you will automatically receive and be charged for the IncomeFlex Select Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
This section continues with a description of the basic elements of the IncomeFlex Select Benefit, including the Protected Income Base, Roll-Up Value, Highest Birthday Value and Annual Guaranteed Withdrawal Amount. Then this section describes and provides examples of how these elements apply in situations where you locked in your IncomeFlex Select Benefit in your Retirement Plan before purchasing this Contract. Next, this section explains how the elements apply when you lock in the benefit after purchasing this Contract. Finally, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Select Benefit.
PROTECTED INCOME BASE
The Protected Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Protected Income Base has no cash value. You cannot withdraw your Protected Income Base from the Contract. You may only withdraw your Contract Value.
Your Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; or (C) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). In no event shall the Protected Income Base exceed $5,000,000. We reserve the right to increase this maximum.
ROLL-UP VALUE
The initial Roll-Up Value is determined by your Retirement Plan Roll-Up Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Roll-Up Value equals the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Roll-Up Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Roll-Up Value will be 60% of the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. Your initial Roll-Up Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Roll-Up Value may be lower than your initial Contract Value.
Unless limited by state law, the Roll-Up Value will then equal the initial Roll-Up Value growing 5% per year, plus the amount of any subsequent Purchase Payments growing at 5% per year from the application of the Purchase Payment to your Contract, until the earlier of the date the Retirement Plan Participant (the “Participant”) attains (or would have attained) age 70 or the Lock-In Date. The Roll-Up Value is also increased by the amount of Purchase Payments made after the Participant attains (or would have attained) age 70 and before the Lock-In Date.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Withdrawals prior to the Lock-In Date reduce your Roll-Up Value proportionately. Each withdrawal reduces the Roll-Up Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example –  Proportional Reduction of Roll-Up Value

■ Contract Value:	$100,000
■ Withdrawal:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Roll-Up Value:	$120,000
■ Roll-Up Value reduced by 10% , or	$12,000
■ Adjusted Roll-Up Value:	$108,000
HIGHEST BIRTHDAY VALUE
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Highest Birthday Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Highest Birthday Value will be 60% of the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value.
The Highest Birthday Value will then equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the earlier of the date the Participant attains (or would have attained) age 70 or the Lock-In Date. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example – Proportional Reduction of Highest Birthday Value

■ Contract Value:	$100,000
■ Withdrawal amount:	$10,000
■ Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%
■ Highest Birthday Value:	$120,000
■ Highest Birthday Value reduced by 10%, or	$12,000
■ Adjusted Highest Birthday Value:	$108,000
ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $250,000. We reserve the right to increase this maximum.
You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $800. Therefore, your Protected Income Base must equal $16,000 or more to lock in guaranteed withdrawals ($20,000 or more if your Guaranteed Withdrawal Percentage is 4%). Before purchasing the Contract, you should consider the description of Protected Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Select Benefit is subject to certain conditions, and thus is not guaranteed.
LOCK-IN DATE ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was elected before purchasing this contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If you purchase this Contract with 100% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If you purchase this Contract with less than 100% of the assets invested in the Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount will be 60% of the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (adjusted in the manner described above if this Contract is purchased with less than 100% of assets invested in Eligible Investments).
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. When we accepted additional Purchase Payments, you could have increased your Annual Guaranteed Withdrawal Amount by making additional Purchase Payments (subsequent to the initial Purchase Payment). The amount of the increase would have been equal to the Guaranteed Withdrawal Percentage established on your Lock-In Date applied to any additional Purchase Payments. We would have added the increase to your Annual Guaranteed Withdrawal Amount on the day you made the Purchase Payment, subject to the following:
•During the initial Withdrawal Period when the Contract is issued, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday would have been prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the initial Withdrawal Period would have been reduced proportionately for the partial year remaining after the Purchase Payment was made. This adjustment in the initial Withdrawal Period would not have reduced the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment was made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount, (an “Excess Withdrawal”), then the increase would not have applied until the next Withdrawal Period. In other words, once an Excess Withdrawal occurred in a Withdrawal Period, all additional withdrawals in that Withdrawal Period would have been Excess Withdrawals, even if additional Purchase Payments were made. For information about Excess Withdrawals, see “Withdrawals Under The IncomeFlex Select Benefit” later in this section.
Your Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”).
LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN
If your Retirement Plan Lock-In Date was not elected before purchasing this contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined when you choose to lock in your guaranteed withdrawals (the “Lock-In Date”). You must attain age 55 to elect a Lock-In Date. If you have attained age 65, then your initial Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base (4% of the Protected Income Base if you have not attained age 65), as of the Business Day prior to your Lock-In Date. The Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; and (C) the Contract Value as of the Business Day prior to the Lock-In Date. If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. When we accepted additional Purchase Payments, you could have increased your Annual Guaranteed Withdrawal Amount by making subsequent Purchase Payments after your Lock-In Date. The increase would have been equal to the Guaranteed Withdrawal Percentage established on your Lock-in Date applied to any additional Purchase Payments. We would have added the increase to your Annual Guaranteed Withdrawal Amount on the day you made the Purchase Payment, subject to the following:
•During the Withdrawal Period you locked in guaranteed withdrawals, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday would have been prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you locked in guaranteed withdrawals would have been reduced proportionately for the partial year remaining after the Purchase Payment was made. This adjustment in the initial Withdrawal Period would not have reduced the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
•If the Purchase Payment was made after an Excess Withdrawal occurred in any Withdrawal Period, then the increase would not have applied until the next Withdrawal Period. In other words, once an Excess Withdrawal occurred in a Withdrawal Period, all additional withdrawals in that Withdrawal Period would have been Excess Withdrawals, even if additional Purchase Payments were made.
Your Annual Guaranteed Withdrawal Amount may also increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”). If you wish to elect the optional IncomeFlex Select Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), initial amount, and increases due to subsequent Purchase Payments (4% or 5%), will all be based on the age of the younger of you and your spouse.
WITHDRAWALS UNDER THE INCOMEFLEX SELECT BENEFIT
The IncomeFlex Select Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Select Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Annual Guaranteed Withdrawal Amount in subsequent years will be reduced proportionately (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Examples –  Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Withdrawal Period:	May 6, 2024 through May 3, 2025
Annual Guaranteed Withdrawal Amount:	$10,000
Contract Value on June 10, 2024 (date of first withdrawal)	$160,000
Contract Value on July 11, 2024 (date of second withdrawal)	$150,000
Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $1,000 – $1,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Contract Value immediately prior to Excess Withdrawal = $150,000 (July 11 Contract Value) – $1,000 (guaranteed portion of July 11 withdrawal) = $149,000
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each the “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each the “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the actuarial value of our guarantees under the IncomeFlex Select Benefit on the RMD Calculation Date.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year, that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example – Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000 (for calendar year 2024)
RMD Value	$4,000 (for calendar year 2024)
Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
STEP-UP –  INCREASE OF ANNUAL GUARANTEED WITHDRAWAL AMOUNT
The Annual Guaranteed Withdrawal Amount may increase if, due to positive market performance, your Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount.
The Step-Up Value is determined annually and equals 5% of your Contract Value on the last Business Day immediately before the Participant’s Birthday (4% of Contract Value if you did not attain age 65 on your Lock-In Date, or, if you elected the Spousal Benefit, either you and your spouse did not attain age 65 on your Lock-In Date). If the Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount, then you are eligible to increase your Annual Guaranteed Withdrawal Amount to equal the Step-Up Value.
With each Step-Up, we increase the Annual Guaranteed Withdrawal Amount to be equal to the Step-Up Value. Any increase will be added to your Annual Guaranteed Withdrawal Amount on the day the Step-Up is effective.
The Step-Up will occur automatically unless the charge for the IncomeFlex Select Benefit has increased.
If we have increased the charges for the IncomeFlex Select Benefit, then you must choose whether or not to accept the Step-Up. If you do, then the current higher charges will apply to your entire Contract Value following a Step-Up.
If accepting the Step-Up will increase your IncomeFlex charges, then we will provide you with 90 days notice that you are eligible for the Step-Up and that the Step-Up will increase your charges. Unless you notify us in writing by the end of the 90 day period that you reject the Step-Up, the Step-Up and resulting increase in charges will be considered accepted. Any such increase in IncomeFlex charges would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject a Step-Up, your rejection will be effective for that year only. You will be eligible for future Step-Ups beginning with the last Business Day immediately before your next Birthday.
BENEFITS UNDER THE INCOMEFLEX SELECT BENEFIT
•If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in monthly withdrawal payments, unless you request another payment frequency.
•Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. Prior to that date, when the Contract Value equaled zero, we no longer accepted additional Purchase Payments under the Contract.
MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Select Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Select Benefit under this Annuity, as described below. If the IncomeFlex Select Benefits under your Retirement Plans have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Select Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA funded by this Annuity. If you have two or more Retirement Plan IncomeFlex Select Benefits, and your Statuses and election differ, you will not be able to combine those Contract Values under this Annuity.
The example below describes how guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Your Withdrawal Percentage at Lock-In will be based on the younger of you or your spouse if the Spousal Benefit is elected. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA funded by this Annuity.

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65+	5.00%
If you are a resident of New York (as determined on the date you purchased the IFX Select IRA product) and you purchased the IFX Select IRA product on or after January 1, 2024, then the following Guaranteed Withdrawal Percentage schedule applies to you:

Age at Lock-In
(using age of younger spouse)                         Withdrawal Percentage
55-64                                             4.00%
65-69                                             5.00%
70-74                                            5.35%
75-79                                             5.80%
80-84                                             6.35%
85-89                                            7.00%
90-94                                            7.85%
95+                                            8.95%
Example 1 – Transferring Multiple Retirement Plan Benefits

Rolling Over and Combining Retirement Plan IncomeFlex Select Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary under both. If the spouse identified as the spousal Beneficiary under both Retirement Plan Spousal Benefits had not been the same, the guarantees would not roll over and combine under this Annuity.
OTHER IMPORTANT CONSIDERATIONS
•Withdrawals made while the IncomeFlex Select Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Select Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Protected Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Select Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Select Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Select Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
TERMINATION OF THE INCOMEFLEX SELECT BENEFIT AND WAITING PERIOD
You may terminate the IncomeFlex Select Benefit by surrendering your Contract. If you terminate the IncomeFlex Select Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The IncomeFlex Select Benefit terminates:
•upon your surrender of the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a IncomeFlex Select Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the IncomeFlex Select Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Select Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may stop offering the IncomeFlex Select Benefit by refusing new Purchase Payments, or we may increase related charges for new Purchase Payments and Step-Up transactions at any time in the future. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Currently, if you terminate the IncomeFlex Select Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.
Calculation Method of Benefit [Text Block]
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Age 65+

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, the Annual Guaranteed Withdrawal Amount increases $0.05 (or 5% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $50, to $5,050.
Example –  Calculation of Annual Guaranteed Withdrawal Amount – Participant Not Age 65

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.04 (or 4% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $40, to $4,040.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
Example – Step-Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
C000043523 [Member] | Optional Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional Benefit [2]
Purpose of Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit [2]
Operation of Benefit [Text Block]
INCOMEFLEX SELECT SPOUSAL BENEFIT
With the optional IncomeFlex Select Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage and your spouse’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity I?”
Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base if the younger spouse has attained age 65, or 4% of the Protected Income Base if the younger spouse is under age 65.

There is an additional charge for the Spousal Benefit. This additional charge begins on the Lock-In Date and continues until the last to die of you and your spouse.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of this Contract and the IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable and once elected the additional charge will continue to apply until your Contract ends.
After your death, the IncomeFlex Select Spousal Benefit will continue to be paid until the death of your surviving spouse. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments. Prior to that date, you (during your lifetime) and your surviving spouse (after your death) were able to make additional Purchase Payments subject to the Guaranteed Withdrawal Percentage on the Lock-In Date. Any additional Purchase Payments made by you or your surviving spouse would have increased the Annual Guaranteed Withdrawal Amount by the applicable Guaranteed Withdrawal Percentage applied to the additional Purchase Payment.
INCOMEFLEX SELECT SPOUSAL BENEFIT – PARTICIPANT DEATH PRIOR TO LOCK-IN DATE (SPOUSAL STEP-IN BENEFIT)
If a Participant purchases this Contract and dies before the Lock-In Date, then his or her surviving spouse may continue this Contract and the IncomeFlex Select Benefit to the extent permitted by the Code and subject to the conditions listed below.
If, prior to purchasing this Contract, a Participant died after signing up for the Retirement Plan IncomeFlex Select Benefit and before the Retirement Plan Lock-In Date, then his or her surviving spouse may have continued the IncomeFlex Select Benefit to the extent permitted by the Retirement Plan and the Code. The surviving spouse may roll over assets invested in Eligible Investments to this Contract to the same extent as the Participant, and will receive the same transfer of IncomeFlex guarantees that would have been available to the Participant, including the adjusted Highest Birthday and Roll-Up Values, subject to the conditions listed below.
Continuation of the IncomeFlex Select Benefit under this Contract is subject to the following conditions:
•The Participant’s Birthday will be used to determine:
•the Roll-Up and Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of the surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments. Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
•The charge for the base IncomeFlex Select Benefit will apply until the Lock-In Date. After the Lock-In Date, the additional charge for the Spousal Benefit will apply until the Contract ends.
•If the surviving spouse remarries, he or she may not extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
Calculation Method of Benefit [Text Block]
Example –  Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Not Age 65

Participant age:	66
Spouse age:	64
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
Future Purchase Payments: For each dollar of future Purchase Payments, Annual Guaranteed Withdrawal Amount increases $0.04 (or 4% of Purchase Payment). For example, a $1,000 Purchase Payment would increase the Annual Guaranteed Withdrawal Amount by $40, to $4,040.
Effective June 2, 2014, the Annuity was closed to additional Purchase Payments.
C000043523 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000043523 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

C000043523 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

C000043523 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

C000043523 [Member] | Risk Associated With The Variable Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. While unlikely, it is possible to lose your entire investment in the Sub-account. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision. Further, we reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

C000043523 [Member] | IncomeFlex Select Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The IncomeFlex Select Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

C000043523 [Member] | Annuitization Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.

C000043523 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

C000043523 [Member] | Risk Of Loss Of Or Reductions To Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

C000247030 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?	There are no transaction charges and the company will not pass a premium tax on to investors.
Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	1.45%
	Investment Options (Portfolio Fees and Expenses)	0.10%	0.59%
	Optional Benefits For An Additional Charge[2]	0.50%	0.60%
	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	[2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost: $890	Highest Annual Cost: $2,298

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.
For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.
For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.
For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investments?
•During the Contract Accumulation Phase, you may make transfers each Contract year without charge.

We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES

What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.
You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.
You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.
For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.
For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.
For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges [Text Block]	Are There Transaction Charges? There are no transaction charges and the company will not pass a premium tax on to investors.
Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?	There are no transaction charges and the company will not pass a premium tax on to investors.
Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	1.45%
	Investment Options (Portfolio Fees and Expenses)	0.10%	0.59%
	Optional Benefits For An Additional Charge[2]	0.50%	0.60%
	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	[2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost: $890	Highest Annual Cost: $2,298

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.
For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.
For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.
For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investments?
•During the Contract Accumulation Phase, you may make transfers each Contract year without charge.

We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES

What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.
You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.
You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.
For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.
For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.
For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.45%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.59%
Optional Benefits Minimum [Percent]	0.50%
Optional Benefits Maximum [Percent]	0.60%
Base Contract (N-4) Footnotes [Text Block]	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Optional Benefits Footnotes [Text Block]	[2] The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?	There are no transaction charges and the company will not pass a premium tax on to investors.
Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	1.45%
	Investment Options (Portfolio Fees and Expenses)	0.10%	0.59%
	Optional Benefits For An Additional Charge[2]	0.50%	0.60%
	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	[2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost: $890	Highest Annual Cost: $2,298

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.
For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.
For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.
For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investments?
•During the Contract Accumulation Phase, you may make transfers each Contract year without charge.

We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES

What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.
You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.
You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.
For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.
For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.
For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Lowest Annual Cost [Dollars]	$ 890
Highest Annual Cost [Dollars]	$ 2,298
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Risks [Table Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Are There Transaction Charges?	There are no transaction charges and the company will not pass a premium tax on to investors.
Are There Ongoing Fees and Expenses?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.85%	1.45%
	Investment Options (Portfolio Fees and Expenses)	0.10%	0.59%
	Optional Benefits For An Additional Charge[2]	0.50%	0.60%
	[1] The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
	[2] The Optional Benefit is the Optional Spousal Benefit.
	For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

	Lowest Annual Cost: $890	Highest Annual Cost: $2,298

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Base Contract fee and portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.
For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Is This a Short-Term Investment?
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.
For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.
For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Are There Restrictions on the Investments?
•During the Contract Accumulation Phase, you may make transfers each Contract year without charge.

We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Are There any Restrictions on Contract Benefits?
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

TAXES

What Are the Contract's Tax Implications?
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.
You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.
You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.
For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.
For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.
For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Investment Restrictions [Text Block]
•During the Contract Accumulation Phase, you may make transfers each Contract year without charge.

We reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Key Information, Benefit Restrictions [Text Block]
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
For more information about the IncomeFlex Select Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Tax Implications [Text Block]
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.
You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1/2, you also may be subject to a 10% additional tax.
You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.
For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Investment Professional Compensation [Text Block]
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.
For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. You should consider that you will permanently lose your guaranteed benefits by exchanging from this Contract to another.
For more information about exchanges, and the tax risks associated with an exchange, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee	$0	$0
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A	N/A
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses[1,2]	0.85%	1.45%	0.85%	1.45%
Optional Benefit Expenses[1,3]	—%	—%	0.50%	0.60%
(1)Percentages noted above are percentages of daily net assets of the Contract Value.
(2)Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
(3)The Optional Benefit is the Optional Spousal Benefit.
The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	0.59%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you annuitize at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you do not surrender your Contract:	$2,706	$8,306	$14,165	$30,031

Transaction Expenses [Table Text Block]

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee	$0	$0
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions [2] (as a percentage of Contract Value)	N/A	N/A

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Deferred Sales Load (of Other Amount), Current [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 0
Transfer Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses[1,2]	0.85%	1.45%	0.85%	1.45%
Optional Benefit Expenses[1,3]	—%	—%	0.50%	0.60%
(1)Percentages noted above are percentages of daily net assets of the Contract Value.
(2)Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
(3)The Optional Benefit is the Optional Spousal Benefit.

Base Contract Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value. (2)Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Optional Benefit Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value.The Optional Benefit is the Optional Spousal Benefit.Percentage of daily net assets of the Contract Value. (2)The Optional Benefit is the Optional Spousal Benefit.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	0.59%

Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	0.59%
Surrender Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you annuitize at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you do not surrender your Contract:	$2,706	$8,306	$14,165	$30,031

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,706
Surrender Expense, 3 Years, Maximum [Dollars]	8,306
Surrender Expense, 5 Years, Maximum [Dollars]	14,165
Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,031
Annuitize Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you annuitize at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you do not surrender your Contract:	$2,706	$8,306	$14,165	$30,031

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,706
Annuitized Expense, 3 Years, Maximum [Dollars]	8,306
Annuitized Expense, 5 Years, Maximum [Dollars]	14,165
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 30,031
No Surrender Example [Table Text Block]

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you annuitize at the end of the applicable time period:	$2,706	$8,306	$14,165	$30,031
If you do not surrender your Contract:	$2,706	$8,306	$14,165	$30,031

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,706
No Surrender Expense, 3 Years, Maximum [Dollars]	8,306
No Surrender Expense, 5 Years, Maximum [Dollars]	14,165
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,031
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Section 2: What are the Principal Risks of Investing in the Contract?
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. While unlikely, it is possible to lose your entire investment in the Sub-account. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision. Further, we reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.
Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Select Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
Annuitization. Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Standard or Optional	Annual Fees		Restrictions/Limitations
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.85%[1]	1.45%[1]
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50%[1]	0.60%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
(1)Percentage of daily net assets of the Contract Value.
(2)The Optional Benefit is the Optional Spousal Benefit.
Calculation of the Death Benefit
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
Payout Options
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE INCOMEFLEX SELECT SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.

For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Select Benefit.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional IncomeFlex Select Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section  9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
IncomeFlex Select Benefit
The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Protected Income Base”). You are allowed to take a withdrawal equal to a percentage of the Protected Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). There are two options—one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide the same annual withdrawal amount until the last to die of you and your spouse. The Protected Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Select Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
Additionally, there is no minimum initial contribution amount for ERSA VIII and there is no minimum balance to lock in your benefit. Smaller balances will provide for smaller Guaranteed Withdrawal Amounts. For example, locking in your benefit with an income base of $16,000 at age 65 or greater will only guarantee a payment of $800 per year or approximately $66 a month. You should carefully consider the fees you are paying in light of the amount of Guaranteed Withdrawal Benefit you are eligible to receive based on your current balance prior to investing.
The IncomeFlex Select Spousal Benefit is optional. You may elect this benefit when you lock in your Annual Guaranteed Withdrawal Amount. There is an additional daily charge for this benefit, which applies only after the Lock-In Date. Once elected, the Spousal Benefit may not be revoked, and the additional daily charge will continue until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
The IncomeFlex Select Benefit is subject to certain restrictions described below.
Transfer of Retirement Plan Guaranteed Values

This Contract is sold exclusively as a rollover option to Participants who have a IncomeFlex Select Benefit in connection with a Retirement Plan. This Contract is designed to accept the transfer of certain Retirement Plan IncomeFlex Select Benefit guaranteed values in connection with a direct rollover of assets to an IRA. In connection with the rollover transaction, each guaranteed value described below will begin with a value equal to the corresponding values in your IncomeFlex Select group annuity contract. If less than 100% of assets invested in Eligible Investments are rolled over to the Contract, then the initial guaranteed values described below will be reduced proportionately.
If you have more than one Retirement Plan IncomeFlex Select Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits under this Annuity.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Roll-Up and Highest Birthday Values will be used to determine your initial Roll-Up Value, Highest Birthday Value, and Protected Income Base under this Contract. You also can choose whether to elect the IncomeFlex Select Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Roll-Up Value, Highest Birthday Value or Protected Income Base under this Contract. If you elected the Retirement Plan IncomeFlex Select Spousal Benefit, then you will automatically receive and be charged for the IncomeFlex Select Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
This section continues with a description of the basic elements of the IncomeFlex Select Benefit, including the Protected Income Base, Roll-Up Value, Highest Birthday Value and Annual Guaranteed Withdrawal Amount. Then this section describes and provides examples of how these elements apply in situations where you locked in your IncomeFlex Select Benefit in your Retirement Plan before purchasing this Contract. Next, this section explains how the elements apply when you lock in the benefit after purchasing this Contract. Finally, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Select Benefit.
Protected Income Base
The Protected Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Protected Income Base has no cash value. You cannot withdraw your Protected Income Base from the Contract. You may only withdraw your Contract Value.
Your Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; or (C) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). In no event shall the Protected Income Base exceed $5,000,000. We reserve the right to increase this maximum.
Roll-Up Value
The initial Roll-Up Value is determined by your Retirement Plan Roll-Up Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Roll-Up Value equals the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Roll-Up Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Roll-Up Value will be 60% of the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. Your initial Roll-Up Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Roll-Up Value may be lower than your initial Contract Value.
Unless limited by state law, the Roll-Up Value will then equal the initial Roll-Up Value growing 5% per year from the application of the Purchase Payment to your Contract, until the earlier of the date the Retirement Plan Participant (the “Participant”) attains (or would have attained) age 70 or the Lock-In Date.
Withdrawals prior to the Lock-In Date reduce your Roll-Up Value proportionately. Each withdrawal reduces the Roll-Up Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example—Proportional Reduction of Roll-Up Value

•Contract Value:	$100,000
•Withdrawal:	$10,000
•Ratio of withdrawal to Contract Value ($ 10,000 / $ 100,000):	10%
•Roll-Up Value:	$120,000
•Roll-Up Value reduced by 10%, or	$12,000
•Adjusted Roll-Up Value:	$108,000
Highest Birthday Value
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Highest Birthday Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Highest Birthday Value will be 60% of the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value.
The Highest Birthday Value will then equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the earlier of the date the Participant attains (or would have attained) age 70 or the Lock-In Date.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example—Proportional Reduction of Highest Birthday Value

•Contract Value:	$100,000
•Withdrawal amount:	$10,000
•Ratio of withdrawal to Contract Value ($ 10,000 / $ 100,000):	10%
•Highest Birthday Value:	$120,000
•Highest Birthday Value reduced by 10%, or	$12,000
•Adjusted Highest Birthday Value:	$108,000
Annual Guaranteed Withdrawal amount
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $250,000. We reserve the right to increase this maximum.
You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $800. Therefore, your Protected Income Base must equal $16,000 or more to lock in guaranteed withdrawals ($20,000 or more if your Guaranteed Withdrawal Percentage is 4%). Before purchasing the Contract, you should consider the description of Protected Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Select Benefit is subject to certain conditions, and thus is not guaranteed.
Lock-In Date Elected In Retirement Plan
If your Retirement Plan Lock-In Date was elected before purchasing this contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If you purchase this Contract with 100% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If you purchase this Contract with less than 100% of the assets invested in the Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount will be 60% of the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (adjusted in the manner described above if this Contract is purchased with less than 100% of assets invested in Eligible Investments).
Your Annual Guaranteed Withdrawal Amount may increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”).
Lock-In Date Not Elected In Retirement Plan
If your Retirement Plan Lock-In Date was not elected before purchasing this contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined when you choose to lock in your guaranteed withdrawals (the “Lock-In Date”). You must attain at least age 55 to elect a Lock-In Date. If you have attained age 65, then your initial Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base (4% of the Protected Income Base if you have not attained age 65), as of the Business Day prior to your Lock-In Date. The Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; and (C) the Contract Value as of the Business Day prior to the Lock-In Date. If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Your Annual Guaranteed Withdrawal Amount may increase for Step-Ups (described below under “Step-Up—Increase of Annual Guaranteed Withdrawal Amount”). If you wish to elect the optional IncomeFlex Select Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55) and the Annual Guaranteed Withdrawal Amount will be based on the age of the younger of you and your spouse.
Example—Calculation of Annual Guaranteed Withdrawal Amount—Participant Age 65+

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Protected Income Base)
Example—Calculation of Annual Guaranteed Withdrawal Amount—Participant Not Age 65

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
IncomeFlex Select Spousal Benefit
With the optional IncomeFlex Select Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage and your spouse’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Both you and your spouse must attain at least age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base if the younger spouse has attained age 65, or 4% of the Protected Income Base if the younger spouse is under age 65.
There is an additional charge for the Spousal Benefit. This additional charge begins on the Lock-In Date and continues until the last to die of you and your spouse.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of this Contract and the IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable and once elected the additional charge will continue to apply until your Contract ends.
After your death, the IncomeFlex Select Spousal Benefit will continue to be paid until the death of your surviving spouse.
Example—Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit—Younger Spouse Not Age 65

Participant age:	66
Spouse age:	64
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
IncomeFlex Select Spousal Benefit — Participant Death Prior to Lock-In Date (Spousal Step-In Benefit)
If a Participant purchases this Contract and dies before the Lock-In Date, then his or her surviving spouse may continue this Contract and the IncomeFlex Select Benefit to the extent permitted by the Code and subject to the conditions listed below.
If, prior to purchasing this Contract, a Participant died after signing up for the Retirement Plan IncomeFlex Select Benefit and before the Retirement Plan Lock-In Date, then his or her surviving spouse may have continued the IncomeFlex Select Benefit to the extent permitted by the Retirement Plan and the Code. The surviving spouse may roll over assets invested in Eligible Investments to this Contract to the same extent as the Participant, and will receive the same transfer of IncomeFlex guarantees that would have been available to the Participant, including the adjusted Highest Birthday and Roll-Up Values, subject to the conditions listed below.
Continuation of the IncomeFlex Select Benefit under this Contract is subject to the following conditions:
•The Participant’s Birthday will be used to determine:
•the Roll-Up and Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of the surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount.
•The charge for the base IncomeFlex Select Benefit will apply until the Lock-In Date. After the Lock-In Date, the additional charge for the Spousal Benefit will apply until the Contract ends.
•If the surviving spouse remarries, he or she may not extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
Withdrawals Under the IncomeFlex Select Benefit

The IncomeFlex Select Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Select Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Annual Guaranteed Withdrawal Amount in subsequent years will be reduced proportionately (except with regard to certain required minimum distributions described below under “Excess Withdrawals—Required Minimum Distributions”). This means your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Examples—Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Withdrawal Period:	May 6, 2024 through May 5, 2025
Annual Guaranteed Withdrawal Amount:	$10,000
Contract Value on June 10, 2024 (date of first withdrawal)	$160,000
Contract Value on July 11, 2024 (date of second withdrawal)	$150,000
Example 1—Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $1,000 – $1,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
Example 2—An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Contract Value immediately prior to Excess Withdrawal = $150,000 (July 11 Contract Value) – $1,000 (guaranteed portion of July 11 withdrawal) = $149,000
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
Excess Withdrawals - Required Minimum Distributions
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each the “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each the “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the actuarial value of our guarantees under the IncomeFlex Select Benefit on the RMD Calculation Date.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year, that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example—Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000 (for calendar year 2024)
RMD Value	$4,000 (for calendar year 2024)
Example 1—Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2—An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
Step-Up — Increase of Annual Guaranteed Withdrawal Amount
The Annual Guaranteed Withdrawal Amount may increase if, due to positive market performance, your Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount.
The Step-Up Value is determined annually and equals 5% of your Contract Value on the last Business Day immediately before the Participant’s Birthday (4% of Contract Value if you did not attain age 65 on your Lock-In Date, or, if you elected the Spousal Benefit, either you and your spouse did not attain age 65 on your Lock-In Date). If the Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount, then you are eligible to increase your Annual Guaranteed Withdrawal Amount to equal the Step-Up Value.
With each Step-Up, we increase the Annual Guaranteed Withdrawal Amount to be equal to the Step-Up Value. Any increase will be added to your Annual Guaranteed Withdrawal Amount on the day the Step-Up is effective.
The Step-Up will occur automatically unless the charge for the IncomeFlex Select Benefit has increased.
If we have increased the charges for the IncomeFlex Select Benefit, then you must choose whether or not to accept the Step-Up. If you do, then the current higher charges will apply to your entire Contract Value following a Step-Up.
If accepting the Step-Up will increase your IncomeFlex charges, then we will provide you with 90 days notice that you are eligible for the Step-Up and that the Step-Up will increase your charges. Unless you notify us in writing by the end of the 90 day period that you reject the Step-Up, the Step-Up and resulting increase in charges will be considered accepted. Any such increase in IncomeFlex charges would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject a Step-Up, your rejection will be effective for that year only. You will be eligible for future Step-Ups beginning with the last Business Day immediately before your next Birthday.
Example—Step-Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
Benefits Under the IncomeFlex Select Benefit
If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in monthly withdrawal payments, unless you request another payment frequency.
Multiple Retirement Plans — Transfer of Guaranteed Values
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Select Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Select Benefit under this Annuity, as described below. If the IncomeFlex Select Benefits under your Retirement Plans have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Select Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA funded by this Annuity. If you have two or more Retirement Plan IncomeFlex Select Benefits, and your Statuses and election differ, you will not be able to combine those Contract Values under this Annuity.
The example below describes how guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Your Withdrawal Percentage at Lock-In will be based on the younger of you or your spouse if the Spousal Benefit is elected. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA funded by this Annuity.

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65+	5.00%
If you are a resident of New York (as determined on the date you purchased the IFX Select IRA product) and you purchased the IFX Select IRA product on or after January 1, 2024, then the following Guaranteed Withdrawal Percentage schedule applies to you:

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65-69	5.00%
70-74	5.35%
75-79	5.80%
80-84	6.35%
85-89	7.00%
90-94	7.85%
95+	8.95%
Example 1—Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Retirement Plan IncomeFlex Select Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary under both. If the spouse identified as the spousal Beneficiary under both Retirement Plan Spousal Benefits had not been the same, the guarantees would not roll over and combine under this Annuity.
Other Important Considerations
•Withdrawals made while the IncomeFlex Select Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Select Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Protected Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Select Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Select Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Select Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
Termination of the IncomeFlex Select Benefit and Waiting Period
You may terminate the IncomeFlex Select Benefit by surrendering your Contract. If you terminate the IncomeFlex Select Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The IncomeFlex Select Benefit terminates:
•upon your surrender of the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a IncomeFlex Select Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the IncomeFlex Select Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Select Benefit at any time, we may not terminate the benefit other than in the circumstances listed above.
Currently, if you terminate the IncomeFlex Select Benefit, you will not be permitted to re-elect or reinstate the benefit in this contract or in any other of our contracts.
Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Standard or Optional	Annual Fees		Restrictions/Limitations
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.85%[1]	1.45%[1]
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50%[1]	0.60%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
(1)Percentage of daily net assets of the Contract Value.
(2)The Optional Benefit is the Optional Spousal Benefit.
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Optional Benefit Expense, Footnotes [Text Block]	Percentages noted above are percentages of daily net assets of the Contract Value.The Optional Benefit is the Optional Spousal Benefit.Percentage of daily net assets of the Contract Value. (2)The Optional Benefit is the Optional Spousal Benefit.
Benefits Description [Table Text Block]
Calculation of the Death Benefit
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
Payout Options
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE INCOMEFLEX SELECT SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.

For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Select Benefit.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional IncomeFlex Select Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section  9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
IncomeFlex Select Benefit
The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Protected Income Base”). You are allowed to take a withdrawal equal to a percentage of the Protected Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). There are two options—one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide the same annual withdrawal amount until the last to die of you and your spouse. The Protected Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Select Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
Additionally, there is no minimum initial contribution amount for ERSA VIII and there is no minimum balance to lock in your benefit. Smaller balances will provide for smaller Guaranteed Withdrawal Amounts. For example, locking in your benefit with an income base of $16,000 at age 65 or greater will only guarantee a payment of $800 per year or approximately $66 a month. You should carefully consider the fees you are paying in light of the amount of Guaranteed Withdrawal Benefit you are eligible to receive based on your current balance prior to investing.
The IncomeFlex Select Spousal Benefit is optional. You may elect this benefit when you lock in your Annual Guaranteed Withdrawal Amount. There is an additional daily charge for this benefit, which applies only after the Lock-In Date. Once elected, the Spousal Benefit may not be revoked, and the additional daily charge will continue until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
The IncomeFlex Select Benefit is subject to certain restrictions described below.
Transfer of Retirement Plan Guaranteed Values

This Contract is sold exclusively as a rollover option to Participants who have a IncomeFlex Select Benefit in connection with a Retirement Plan. This Contract is designed to accept the transfer of certain Retirement Plan IncomeFlex Select Benefit guaranteed values in connection with a direct rollover of assets to an IRA. In connection with the rollover transaction, each guaranteed value described below will begin with a value equal to the corresponding values in your IncomeFlex Select group annuity contract. If less than 100% of assets invested in Eligible Investments are rolled over to the Contract, then the initial guaranteed values described below will be reduced proportionately.
If you have more than one Retirement Plan IncomeFlex Select Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits under this Annuity.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Roll-Up and Highest Birthday Values will be used to determine your initial Roll-Up Value, Highest Birthday Value, and Protected Income Base under this Contract. You also can choose whether to elect the IncomeFlex Select Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Roll-Up Value, Highest Birthday Value or Protected Income Base under this Contract. If you elected the Retirement Plan IncomeFlex Select Spousal Benefit, then you will automatically receive and be charged for the IncomeFlex Select Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
This section continues with a description of the basic elements of the IncomeFlex Select Benefit, including the Protected Income Base, Roll-Up Value, Highest Birthday Value and Annual Guaranteed Withdrawal Amount. Then this section describes and provides examples of how these elements apply in situations where you locked in your IncomeFlex Select Benefit in your Retirement Plan before purchasing this Contract. Next, this section explains how the elements apply when you lock in the benefit after purchasing this Contract. Finally, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Select Benefit.
Protected Income Base
The Protected Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Protected Income Base has no cash value. You cannot withdraw your Protected Income Base from the Contract. You may only withdraw your Contract Value.
Your Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; or (C) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). In no event shall the Protected Income Base exceed $5,000,000. We reserve the right to increase this maximum.
Roll-Up Value
The initial Roll-Up Value is determined by your Retirement Plan Roll-Up Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Roll-Up Value equals the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Roll-Up Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Roll-Up Value will be 60% of the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. Your initial Roll-Up Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Roll-Up Value may be lower than your initial Contract Value.
Unless limited by state law, the Roll-Up Value will then equal the initial Roll-Up Value growing 5% per year from the application of the Purchase Payment to your Contract, until the earlier of the date the Retirement Plan Participant (the “Participant”) attains (or would have attained) age 70 or the Lock-In Date.
Withdrawals prior to the Lock-In Date reduce your Roll-Up Value proportionately. Each withdrawal reduces the Roll-Up Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example—Proportional Reduction of Roll-Up Value

•Contract Value:	$100,000
•Withdrawal:	$10,000
•Ratio of withdrawal to Contract Value ($ 10,000 / $ 100,000):	10%
•Roll-Up Value:	$120,000
•Roll-Up Value reduced by 10%, or	$12,000
•Adjusted Roll-Up Value:	$108,000
Highest Birthday Value
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Highest Birthday Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Highest Birthday Value will be 60% of the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value.
The Highest Birthday Value will then equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the earlier of the date the Participant attains (or would have attained) age 70 or the Lock-In Date.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example—Proportional Reduction of Highest Birthday Value

•Contract Value:	$100,000
•Withdrawal amount:	$10,000
•Ratio of withdrawal to Contract Value ($ 10,000 / $ 100,000):	10%
•Highest Birthday Value:	$120,000
•Highest Birthday Value reduced by 10%, or	$12,000
•Adjusted Highest Birthday Value:	$108,000
Annual Guaranteed Withdrawal amount
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $250,000. We reserve the right to increase this maximum.
You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $800. Therefore, your Protected Income Base must equal $16,000 or more to lock in guaranteed withdrawals ($20,000 or more if your Guaranteed Withdrawal Percentage is 4%). Before purchasing the Contract, you should consider the description of Protected Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Select Benefit is subject to certain conditions, and thus is not guaranteed.
Lock-In Date Elected In Retirement Plan
If your Retirement Plan Lock-In Date was elected before purchasing this contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If you purchase this Contract with 100% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If you purchase this Contract with less than 100% of the assets invested in the Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount will be 60% of the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (adjusted in the manner described above if this Contract is purchased with less than 100% of assets invested in Eligible Investments).
Your Annual Guaranteed Withdrawal Amount may increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”).
Lock-In Date Not Elected In Retirement Plan
If your Retirement Plan Lock-In Date was not elected before purchasing this contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined when you choose to lock in your guaranteed withdrawals (the “Lock-In Date”). You must attain at least age 55 to elect a Lock-In Date. If you have attained age 65, then your initial Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base (4% of the Protected Income Base if you have not attained age 65), as of the Business Day prior to your Lock-In Date. The Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; and (C) the Contract Value as of the Business Day prior to the Lock-In Date. If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Your Annual Guaranteed Withdrawal Amount may increase for Step-Ups (described below under “Step-Up—Increase of Annual Guaranteed Withdrawal Amount”). If you wish to elect the optional IncomeFlex Select Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55) and the Annual Guaranteed Withdrawal Amount will be based on the age of the younger of you and your spouse.
Example—Calculation of Annual Guaranteed Withdrawal Amount—Participant Age 65+

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Protected Income Base)
Example—Calculation of Annual Guaranteed Withdrawal Amount—Participant Not Age 65

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
IncomeFlex Select Spousal Benefit
With the optional IncomeFlex Select Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage and your spouse’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Both you and your spouse must attain at least age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base if the younger spouse has attained age 65, or 4% of the Protected Income Base if the younger spouse is under age 65.
There is an additional charge for the Spousal Benefit. This additional charge begins on the Lock-In Date and continues until the last to die of you and your spouse.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of this Contract and the IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable and once elected the additional charge will continue to apply until your Contract ends.
After your death, the IncomeFlex Select Spousal Benefit will continue to be paid until the death of your surviving spouse.
Example—Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit—Younger Spouse Not Age 65

Participant age:	66
Spouse age:	64
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)
IncomeFlex Select Spousal Benefit — Participant Death Prior to Lock-In Date (Spousal Step-In Benefit)
If a Participant purchases this Contract and dies before the Lock-In Date, then his or her surviving spouse may continue this Contract and the IncomeFlex Select Benefit to the extent permitted by the Code and subject to the conditions listed below.
If, prior to purchasing this Contract, a Participant died after signing up for the Retirement Plan IncomeFlex Select Benefit and before the Retirement Plan Lock-In Date, then his or her surviving spouse may have continued the IncomeFlex Select Benefit to the extent permitted by the Retirement Plan and the Code. The surviving spouse may roll over assets invested in Eligible Investments to this Contract to the same extent as the Participant, and will receive the same transfer of IncomeFlex guarantees that would have been available to the Participant, including the adjusted Highest Birthday and Roll-Up Values, subject to the conditions listed below.
Continuation of the IncomeFlex Select Benefit under this Contract is subject to the following conditions:
•The Participant’s Birthday will be used to determine:
•the Roll-Up and Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of the surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount.
•The charge for the base IncomeFlex Select Benefit will apply until the Lock-In Date. After the Lock-In Date, the additional charge for the Spousal Benefit will apply until the Contract ends.
•If the surviving spouse remarries, he or she may not extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
Withdrawals Under the IncomeFlex Select Benefit

The IncomeFlex Select Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Select Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Annual Guaranteed Withdrawal Amount in subsequent years will be reduced proportionately (except with regard to certain required minimum distributions described below under “Excess Withdrawals—Required Minimum Distributions”). This means your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Examples—Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Withdrawal Period:	May 6, 2024 through May 5, 2025
Annual Guaranteed Withdrawal Amount:	$10,000
Contract Value on June 10, 2024 (date of first withdrawal)	$160,000
Contract Value on July 11, 2024 (date of second withdrawal)	$150,000
Example 1—Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $1,000 – $1,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
Example 2—An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Contract Value immediately prior to Excess Withdrawal = $150,000 (July 11 Contract Value) – $1,000 (guaranteed portion of July 11 withdrawal) = $149,000
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
Excess Withdrawals - Required Minimum Distributions
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each the “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each the “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the actuarial value of our guarantees under the IncomeFlex Select Benefit on the RMD Calculation Date.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year, that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example—Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000 (for calendar year 2024)
RMD Value	$4,000 (for calendar year 2024)
Example 1—Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2—An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
Step-Up — Increase of Annual Guaranteed Withdrawal Amount
The Annual Guaranteed Withdrawal Amount may increase if, due to positive market performance, your Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount.
The Step-Up Value is determined annually and equals 5% of your Contract Value on the last Business Day immediately before the Participant’s Birthday (4% of Contract Value if you did not attain age 65 on your Lock-In Date, or, if you elected the Spousal Benefit, either you and your spouse did not attain age 65 on your Lock-In Date). If the Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount, then you are eligible to increase your Annual Guaranteed Withdrawal Amount to equal the Step-Up Value.
With each Step-Up, we increase the Annual Guaranteed Withdrawal Amount to be equal to the Step-Up Value. Any increase will be added to your Annual Guaranteed Withdrawal Amount on the day the Step-Up is effective.
The Step-Up will occur automatically unless the charge for the IncomeFlex Select Benefit has increased.
If we have increased the charges for the IncomeFlex Select Benefit, then you must choose whether or not to accept the Step-Up. If you do, then the current higher charges will apply to your entire Contract Value following a Step-Up.
If accepting the Step-Up will increase your IncomeFlex charges, then we will provide you with 90 days notice that you are eligible for the Step-Up and that the Step-Up will increase your charges. Unless you notify us in writing by the end of the 90 day period that you reject the Step-Up, the Step-Up and resulting increase in charges will be considered accepted. Any such increase in IncomeFlex charges would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject a Step-Up, your rejection will be effective for that year only. You will be eligible for future Step-Ups beginning with the last Business Day immediately before your next Birthday.
Example—Step-Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
Benefits Under the IncomeFlex Select Benefit
If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in monthly withdrawal payments, unless you request another payment frequency.
Multiple Retirement Plans — Transfer of Guaranteed Values
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Select Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Select Benefit under this Annuity, as described below. If the IncomeFlex Select Benefits under your Retirement Plans have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Select Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA funded by this Annuity. If you have two or more Retirement Plan IncomeFlex Select Benefits, and your Statuses and election differ, you will not be able to combine those Contract Values under this Annuity.
The example below describes how guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Your Withdrawal Percentage at Lock-In will be based on the younger of you or your spouse if the Spousal Benefit is elected. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA funded by this Annuity.

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65+	5.00%
If you are a resident of New York (as determined on the date you purchased the IFX Select IRA product) and you purchased the IFX Select IRA product on or after January 1, 2024, then the following Guaranteed Withdrawal Percentage schedule applies to you:

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65-69	5.00%
70-74	5.35%
75-79	5.80%
80-84	6.35%
85-89	7.00%
90-94	7.85%
95+	8.95%
Example 1—Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Retirement Plan IncomeFlex Select Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary under both. If the spouse identified as the spousal Beneficiary under both Retirement Plan Spousal Benefits had not been the same, the guarantees would not roll over and combine under this Annuity.
Other Important Considerations
•Withdrawals made while the IncomeFlex Select Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Select Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Protected Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Select Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Select Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Select Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
Termination of the IncomeFlex Select Benefit and Waiting Period
You may terminate the IncomeFlex Select Benefit by surrendering your Contract. If you terminate the IncomeFlex Select Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The IncomeFlex Select Benefit terminates:
•upon your surrender of the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a IncomeFlex Select Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the IncomeFlex Select Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Select Benefit at any time, we may not terminate the benefit other than in the circumstances listed above.
Currently, if you terminate the IncomeFlex Select Benefit, you will not be permitted to re-elect or reinstate the benefit in this contract or in any other of our contracts.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A: Portfolios Available Under the Contract
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 8515 East Orchard Road, Greenwood Village, CO 80111. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Name and Advisor/Subadvisor	Current Expenses	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks a high level of current income; capital appreciation is the secondary objective	Fidelity Asset Manager® 30% - Class Z*	0.47%	11.50%	3.92%	5.53%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Asset Manager® 50% - Class Z*	0.45%	15.06%	5.75%	7.51%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Seeks to maximize total return over the long term	Fidelity Asset Manager® 70% - Class Z*	0.55%	18.33%	7.72%	9.40%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;

Investment Objective	Portfolio Name and Advisor/Subadvisor	Current Expenses	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks current income and low to moderate capital appreciation	Vanguard LifeStrategy Conservative Growth Fund – Investor Shares	0.10%	12.86%	4.24%	6.12%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
Seeks capital appreciation and a low to moderate level of current income	Vanguard LifeStrategy Moderate Growth Fund – Investor Shares	0.10%	16.24%	6.49%	8.09%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 8515 East Orchard Road, Greenwood Village, CO 80111. You can also request this information at no cost by calling (855) 756-4738.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Name and Advisor/Subadvisor	Current Expenses	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks a high level of current income; capital appreciation is the secondary objective	Fidelity Asset Manager® 30% - Class Z*	0.47%	11.50%	3.92%	5.53%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Asset Manager® 50% - Class Z*	0.45%	15.06%	5.75%	7.51%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Seeks to maximize total return over the long term	Fidelity Asset Manager® 70% - Class Z*	0.55%	18.33%	7.72%	9.40%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;

Investment Objective	Portfolio Name and Advisor/Subadvisor	Current Expenses	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks current income and low to moderate capital appreciation	Vanguard LifeStrategy Conservative Growth Fund – Investor Shares	0.10%	12.86%	4.24%	6.12%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
Seeks capital appreciation and a low to moderate level of current income	Vanguard LifeStrategy Moderate Growth Fund – Investor Shares	0.10%	16.24%	6.49%	8.09%
	Adviser: Vanguard Group, Inc.
	Subadviser: N/A
 * This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

C000247030 [Member] | C000205015 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income; capital appreciation is the secondary objective
Portfolio Company Name [Text Block]	Fidelity Asset Manager® 30% - Class Z*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000247030 [Member] | C000205011 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity Asset Manager® 50% - Class Z*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000247030 [Member] | C000205013 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return over the long term
Portfolio Company Name [Text Block]	Fidelity Asset Manager® 70% - Class Z*
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	18.33%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000247030 [Member] | C000008015 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and low to moderate capital appreciation
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund – Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000247030 [Member] | C000008018 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and a low to moderate level of current income
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund – Investor Shares
Portfolio Company Adviser [Text Block]	Adviser: Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
C000247030 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Payout Options
The Code provides for alternative Death Benefit payment options when a contract is used as an IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.
NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE INCOMEFLEX SELECT SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”
Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.
The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.
Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.
Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.
Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.
If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
If the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.
The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.
A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.

For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Select Benefit.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.
The optional IncomeFlex Select Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Calculation Method of Benefit [Text Block]
Calculation of the Death Benefit
If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.
C000247030 [Member] | Base IncomeFlex Select Benefit [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	0.85%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
C000247030 [Member] | With Optional IncomeFlex Select Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	0.85%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
C000247030 [Member] | IncomeFlex Select Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Brief Restrictions / Limitations [Text Block]
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Operation of Benefit [Text Block]
IncomeFlex Select Benefit
The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.
Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Protected Income Base”). You are allowed to take a withdrawal equal to a percentage of the Protected Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). There are two options—one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide the same annual withdrawal amount until the last to die of you and your spouse. The Protected Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.
The base IncomeFlex Select Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.
Additionally, there is no minimum initial contribution amount for ERSA VIII and there is no minimum balance to lock in your benefit. Smaller balances will provide for smaller Guaranteed Withdrawal Amounts. For example, locking in your benefit with an income base of $16,000 at age 65 or greater will only guarantee a payment of $800 per year or approximately $66 a month. You should carefully consider the fees you are paying in light of the amount of Guaranteed Withdrawal Benefit you are eligible to receive based on your current balance prior to investing.
The IncomeFlex Select Spousal Benefit is optional. You may elect this benefit when you lock in your Annual Guaranteed Withdrawal Amount. There is an additional daily charge for this benefit, which applies only after the Lock-In Date. Once elected, the Spousal Benefit may not be revoked, and the additional daily charge will continue until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
The IncomeFlex Select Benefit is subject to certain restrictions described below.
Transfer of Retirement Plan Guaranteed Values

This Contract is sold exclusively as a rollover option to Participants who have a IncomeFlex Select Benefit in connection with a Retirement Plan. This Contract is designed to accept the transfer of certain Retirement Plan IncomeFlex Select Benefit guaranteed values in connection with a direct rollover of assets to an IRA. In connection with the rollover transaction, each guaranteed value described below will begin with a value equal to the corresponding values in your IncomeFlex Select group annuity contract. If less than 100% of assets invested in Eligible Investments are rolled over to the Contract, then the initial guaranteed values described below will be reduced proportionately.
If you have more than one Retirement Plan IncomeFlex Select Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits under this Annuity.
If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Roll-Up and Highest Birthday Values will be used to determine your initial Roll-Up Value, Highest Birthday Value, and Protected Income Base under this Contract. You also can choose whether to elect the IncomeFlex Select Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.
If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Roll-Up Value, Highest Birthday Value or Protected Income Base under this Contract. If you elected the Retirement Plan IncomeFlex Select Spousal Benefit, then you will automatically receive and be charged for the IncomeFlex Select Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.
This section continues with a description of the basic elements of the IncomeFlex Select Benefit, including the Protected Income Base, Roll-Up Value, Highest Birthday Value and Annual Guaranteed Withdrawal Amount. Then this section describes and provides examples of how these elements apply in situations where you locked in your IncomeFlex Select Benefit in your Retirement Plan before purchasing this Contract. Next, this section explains how the elements apply when you lock in the benefit after purchasing this Contract. Finally, this section covers withdrawals, the optional Spousal Benefit, Step-Ups and other special considerations with the IncomeFlex Select Benefit.
Protected Income Base
The Protected Income Base is a notional value used to determine the Annual Guaranteed Withdrawal Amount. The Protected Income Base has no cash value. You cannot withdraw your Protected Income Base from the Contract. You may only withdraw your Contract Value.
Your Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; or (C) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). In no event shall the Protected Income Base exceed $5,000,000. We reserve the right to increase this maximum.
Roll-Up Value
The initial Roll-Up Value is determined by your Retirement Plan Roll-Up Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Roll-Up Value equals the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Roll-Up Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Roll-Up Value will be 60% of the Retirement Plan Roll-Up Value on the date the rollover transaction is executed. Your initial Roll-Up Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Roll-Up Value may be lower than your initial Contract Value.
Unless limited by state law, the Roll-Up Value will then equal the initial Roll-Up Value growing 5% per year from the application of the Purchase Payment to your Contract, until the earlier of the date the Retirement Plan Participant (the “Participant”) attains (or would have attained) age 70 or the Lock-In Date.
Withdrawals prior to the Lock-In Date reduce your Roll-Up Value proportionately. Each withdrawal reduces the Roll-Up Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example—Proportional Reduction of Roll-Up Value

•Contract Value:	$100,000
•Withdrawal:	$10,000
•Ratio of withdrawal to Contract Value ($ 10,000 / $ 100,000):	10%
•Roll-Up Value:	$120,000
•Roll-Up Value reduced by 10%, or	$12,000
•Adjusted Roll-Up Value:	$108,000
Highest Birthday Value
The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets invested in Eligible Investments, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets invested in the Eligible Investments, then the initial Highest Birthday Value shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Highest Birthday Value will be 60% of the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value.
The Highest Birthday Value will then equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the earlier of the date the Participant attains (or would have attained) age 70 or the Lock-In Date.
Withdrawals prior to the Lock-In Date reduce your Highest Birthday Value proportionately. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal).
Example—Proportional Reduction of Highest Birthday Value

•Contract Value:	$100,000
•Withdrawal amount:	$10,000
•Ratio of withdrawal to Contract Value ($ 10,000 / $ 100,000):	10%
•Highest Birthday Value:	$120,000
•Highest Birthday Value reduced by 10%, or	$12,000
•Adjusted Highest Birthday Value:	$108,000
Annual Guaranteed Withdrawal amount
The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $250,000. We reserve the right to increase this maximum.
You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $800. Therefore, your Protected Income Base must equal $16,000 or more to lock in guaranteed withdrawals ($20,000 or more if your Guaranteed Withdrawal Percentage is 4%). Before purchasing the Contract, you should consider the description of Protected Income Base above to determine your ability to lock in guaranteed withdrawals. Your ability to lock in the IncomeFlex Select Benefit is subject to certain conditions, and thus is not guaranteed.
Lock-In Date Elected In Retirement Plan
If your Retirement Plan Lock-In Date was elected before purchasing this contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If you purchase this Contract with 100% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If you purchase this Contract with less than 100% of the assets invested in the Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount shall be reduced proportionately. For example, if this Contract is purchased with 60% of the assets invested in Eligible Investments, then the initial Annual Guaranteed Withdrawal Amount will be 60% of the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (adjusted in the manner described above if this Contract is purchased with less than 100% of assets invested in Eligible Investments).
Your Annual Guaranteed Withdrawal Amount may increase for Step-Ups (described below under “Step-Up – Increase of Annual Guaranteed Withdrawal Amount”).
Lock-In Date Not Elected In Retirement Plan
If your Retirement Plan Lock-In Date was not elected before purchasing this contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined when you choose to lock in your guaranteed withdrawals (the “Lock-In Date”). You must attain at least age 55 to elect a Lock-In Date. If you have attained age 65, then your initial Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base (4% of the Protected Income Base if you have not attained age 65), as of the Business Day prior to your Lock-In Date. The Protected Income Base is equal to the greatest of: (A) the Roll-Up Value; (B) the Highest Birthday Value; and (C) the Contract Value as of the Business Day prior to the Lock-In Date. If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.
Your Annual Guaranteed Withdrawal Amount may increase for Step-Ups (described below under “Step-Up—Increase of Annual Guaranteed Withdrawal Amount”). If you wish to elect the optional IncomeFlex Select Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55) and the Annual Guaranteed Withdrawal Amount will be based on the age of the younger of you and your spouse.
Withdrawals Under the IncomeFlex Select Benefit

The IncomeFlex Select Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.
The IncomeFlex Select Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.
If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.
Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Annual Guaranteed Withdrawal Amount in subsequent years will be reduced proportionately (except with regard to certain required minimum distributions described below under “Excess Withdrawals—Required Minimum Distributions”). This means your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal.
Examples—Impact of Withdrawals on Annual Guaranteed Withdrawal Amount
The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Withdrawal Period:	May 6, 2024 through May 5, 2025
Annual Guaranteed Withdrawal Amount:	$10,000
Contract Value on June 10, 2024 (date of first withdrawal)	$160,000
Contract Value on July 11, 2024 (date of second withdrawal)	$150,000
Example 1—Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $1,000 is withdrawn on July 11, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $1,000 – $1,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
Example 2—An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)
If $9,000 is withdrawn on June 10, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $11,000 is withdrawn on July 11, 2024, then the following values would result:
•Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 – $1,000 = $10,000
•Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0
•Contract Value immediately prior to Excess Withdrawal = $150,000 (July 11 Contract Value) – $1,000 (guaranteed portion of July 11 withdrawal) = $149,000
•Amount of reduction to Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Withdrawal Amount = ($10,000 ÷ $149,000) × ($10,000) = $671.14
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $671.14 = $9,328.86
•Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000
Excess Withdrawals - Required Minimum Distributions
You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each the “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each the “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the actuarial value of our guarantees under the IncomeFlex Select Benefit on the RMD Calculation Date.
If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year, that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.
Example—Treatment of Withdrawals Related to Required Minimum Distributions

Withdrawal Period	May 6, 2024 through May 5, 2025
Contract Value on April 11, 2024	$160,000
Contract Value on May 6, 2024	$146,000
Annual Guaranteed Withdrawal Amount	$10,000
Required Minimum Distribution Amount	$14,000 (for calendar year 2024)
RMD Value	$4,000 (for calendar year 2024)
Example 1—Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $14,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•Contract Value = $160,000 – $14,000 = $146,000
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
If an additional $10,000 is withdrawn on May 6, 2024, then the following values would result:
•Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000
•Contract Value = $146,000 – $10,000 = $136,000
Example 2—An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)
If $20,000 is withdrawn on April 11, 2024, then the following values would result:
•$10,000 applied against the Remaining Guaranteed Withdrawal Amount
•$4,000 applied against the RMD Value
•$6,000 counts as an Excess Withdrawal
•Reduction of Annual Guaranteed Withdrawal Amount = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Annual Guaranteed Withdrawal Amount = $6,000 ÷ $146,000 × $10,000 = $410.96
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $10,000 – $410.96 = $9,589.04
•Contract Value = $160,000 – $20,000 = $140,000
Step-Up — Increase of Annual Guaranteed Withdrawal Amount
The Annual Guaranteed Withdrawal Amount may increase if, due to positive market performance, your Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount.
The Step-Up Value is determined annually and equals 5% of your Contract Value on the last Business Day immediately before the Participant’s Birthday (4% of Contract Value if you did not attain age 65 on your Lock-In Date, or, if you elected the Spousal Benefit, either you and your spouse did not attain age 65 on your Lock-In Date). If the Step-Up Value is greater than your Annual Guaranteed Withdrawal Amount, then you are eligible to increase your Annual Guaranteed Withdrawal Amount to equal the Step-Up Value.
With each Step-Up, we increase the Annual Guaranteed Withdrawal Amount to be equal to the Step-Up Value. Any increase will be added to your Annual Guaranteed Withdrawal Amount on the day the Step-Up is effective.
The Step-Up will occur automatically unless the charge for the IncomeFlex Select Benefit has increased.
If we have increased the charges for the IncomeFlex Select Benefit, then you must choose whether or not to accept the Step-Up. If you do, then the current higher charges will apply to your entire Contract Value following a Step-Up.
If accepting the Step-Up will increase your IncomeFlex charges, then we will provide you with 90 days notice that you are eligible for the Step-Up and that the Step-Up will increase your charges. Unless you notify us in writing by the end of the 90 day period that you reject the Step-Up, the Step-Up and resulting increase in charges will be considered accepted. Any such increase in IncomeFlex charges would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject a Step-Up, your rejection will be effective for that year only. You will be eligible for future Step-Ups beginning with the last Business Day immediately before your next Birthday.
Example—Step-Up Calculation

Birthday	May 6
Annual Guaranteed Withdrawal Amount	$4,000
Contract Value as of May 6, 2024	$100,000
Guaranteed Withdrawal Percentage	5%
•Step-Up Value = $100,000 × 5% = $5,000
•Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)
•Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000
Benefits Under the IncomeFlex Select Benefit
If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in monthly withdrawal payments, unless you request another payment frequency.
Multiple Retirement Plans — Transfer of Guaranteed Values
If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Select Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Select Benefit under this Annuity, as described below. If the IncomeFlex Select Benefits under your Retirement Plans have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.
If your Statuses and elections are not the same between two or more Retirement Plans, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Select Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.
You may roll over funds and establish only one IRA funded by this Annuity. If you have two or more Retirement Plan IncomeFlex Select Benefits, and your Statuses and election differ, you will not be able to combine those Contract Values under this Annuity.
The example below describes how guaranteed values associated with multiple Retirement Plan IncomeFlex Select Benefits may be transferred to this Annuity.
The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Your Withdrawal Percentage at Lock-In will be based on the younger of you or your spouse if the Spousal Benefit is elected. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA funded by this Annuity.

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65+	5.00%
If you are a resident of New York (as determined on the date you purchased the IFX Select IRA product) and you purchased the IFX Select IRA product on or after January 1, 2024, then the following Guaranteed Withdrawal Percentage schedule applies to you:

Age at Lock-In (using age of younger spouse)	Withdrawal Percentage
55-64	4.00%
65-69	5.00%
70-74	5.35%
75-79	5.80%
80-84	6.35%
85-89	7.00%
90-94	7.85%
95+	8.95%
Example 1—Transferring Multiple Retirement Plan Benefits
Rolling Over and Combining Retirement Plan IncomeFlex Select Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity
Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes
Spousal Benefit Elected	Yes	Yes	Yes
Guaranteed Withdrawal %	5.00%	5.00%	5.00%
Contract Value	$25,000	$75,000	$100,000
Income Base	$30,000	$100,000	$130,000
Annual Guaranteed Withdrawal Amount	$1,500	$5,000	$6,500
This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary under both. If the spouse identified as the spousal Beneficiary under both Retirement Plan Spousal Benefits had not been the same, the guarantees would not roll over and combine under this Annuity.
Other Important Considerations
•Withdrawals made while the IncomeFlex Select Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract. The IncomeFlex Select Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Protected Income Base or Annual Guaranteed Withdrawal Amount.
•The IncomeFlex Select Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional income base. The IncomeFlex Select Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.
•We impose a charge for the IncomeFlex Select Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.
•You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Select Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).
•Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).
Termination of the IncomeFlex Select Benefit and Waiting Period
You may terminate the IncomeFlex Select Benefit by surrendering your Contract. If you terminate the IncomeFlex Select Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.
The IncomeFlex Select Benefit terminates:
•upon your surrender of the Contract;
•upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);
•upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a IncomeFlex Select Spousal Benefit; or
•upon your election to begin receiving Annuity Payments.
We cease imposing the charge for the IncomeFlex Select Benefit upon the effective date of the benefit termination for the events described above.
While you may terminate the IncomeFlex Select Benefit at any time, we may not terminate the benefit other than in the circumstances listed above.
Currently, if you terminate the IncomeFlex Select Benefit, you will not be permitted to re-elect or reinstate the benefit in this contract or in any other of our contracts.
Calculation Method of Benefit [Text Block]
Example—Calculation of Annual Guaranteed Withdrawal Amount—Participant Age 65+

Participant age:	66
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$5,000	(5% of Protected Income Base)
Example—Calculation of Annual Guaranteed Withdrawal Amount—Participant Not Age 65

Participant age:	58
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (on Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up Value)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)

C000247030 [Member] | Optional Spousal Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Optional Benefit[2]
Purpose of Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit[2]
Operation of Benefit [Text Block]
IncomeFlex Select Spousal Benefit
With the optional IncomeFlex Select Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage and your spouse’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
Both you and your spouse must attain at least age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will equal 5% of the Protected Income Base if the younger spouse has attained age 65, or 4% of the Protected Income Base if the younger spouse is under age 65.
There is an additional charge for the Spousal Benefit. This additional charge begins on the Lock-In Date and continues until the last to die of you and your spouse.
The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of this Contract and the IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable and once elected the additional charge will continue to apply until your Contract ends.
After your death, the IncomeFlex Select Spousal Benefit will continue to be paid until the death of your surviving spouse.
IncomeFlex Select Spousal Benefit — Participant Death Prior to Lock-In Date (Spousal Step-In Benefit)
If a Participant purchases this Contract and dies before the Lock-In Date, then his or her surviving spouse may continue this Contract and the IncomeFlex Select Benefit to the extent permitted by the Code and subject to the conditions listed below.
If, prior to purchasing this Contract, a Participant died after signing up for the Retirement Plan IncomeFlex Select Benefit and before the Retirement Plan Lock-In Date, then his or her surviving spouse may have continued the IncomeFlex Select Benefit to the extent permitted by the Retirement Plan and the Code. The surviving spouse may roll over assets invested in Eligible Investments to this Contract to the same extent as the Participant, and will receive the same transfer of IncomeFlex guarantees that would have been available to the Participant, including the adjusted Highest Birthday and Roll-Up Values, subject to the conditions listed below.
Continuation of the IncomeFlex Select Benefit under this Contract is subject to the following conditions:
•The Participant’s Birthday will be used to determine:
•the Roll-Up and Highest Birthday Values under this Contract;
•the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;
•the availability and amount of Step-Ups.
•At the Lock-In Date, the age of the surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount.
•The charge for the base IncomeFlex Select Benefit will apply until the Lock-In Date. After the Lock-In Date, the additional charge for the Spousal Benefit will apply until the Contract ends.
•If the surviving spouse remarries, he or she may not extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.
Calculation Method of Benefit [Text Block]
Example—Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit—Younger Spouse Not Age 65

Participant age:	66
Spouse age:	64
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Roll-Up Value:	$94,000
Protected Income Base (Lock-In Date):	$100,000	(greatest of Contract Value, HBV, and Roll-Up)
Annual Guaranteed Withdrawal Amount:	$4,000	(4% of Protected Income Base)

C000247030 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.
For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
C000247030 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.
For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
C000247030 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus. For tax implications associated with withdrawals, please refer to "Tax Implications" section of this table.

C000247030 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (855) 756-4738.
For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
C000247030 [Member] | Risk Associated With The Variable Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. While unlikely, it is possible to lose your entire investment in the Sub-account. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision. Further, we reserve the right to close the Contract to new investors at any time. We may also close a Sub-account to new investors or stop accepting contributions from existing investors to any or all Sub-accounts at any time.

C000247030 [Member] | IncomeFlex Select Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
The IncomeFlex Select Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:
•Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
•Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.
C000247030 [Member] | Annuitization Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Annuitization. Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:
•Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
•You generally cannot change the payment stream you chose once it has begun.
•Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.
C000247030 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
C000247030 [Member] | Risk Of Loss Of Or Reductions To Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.